UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	8/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM High Yield Fund
Class A:
PBHAX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE
FUND
COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$77	0.74%
WHAT
AFFECTED
THE
FUND’S
PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage
duration
positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.52%	4.30%	5.24%
Class A without sales charges	9.07%	4.99%	5.59%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY
FUND
STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	A
NASDAQ	PBHAX
CUSIP	74440Y108
MF110EA

PGIM High Yield Fund
Class C:
PRHCX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$153	1.47%
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	7.50%	4.27%	4.86%
Class C without sales charges	8.50%	4.27%	4.86%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.

WHAT ARE SOME KEY
FUND
STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	C
NASDAQ	PRHCX
CUSIP	74440Y306
MF110EC

PGIM High Yield Fund
Class R:
JDYRX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$110	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	8.73%	4.67%	5.29%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R
NASDAQ	JDYRX
CUSIP	74440Y603
MF110ER

PGIM High Yield Fund
Class Z:
PHYZX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$53	0.51%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	9.32%	5.24%	5.86%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	Z
NASDAQ	PHYZX
CUSIP	74440Y801
MF110EZ

PGIM High Yield Fund
Class R2:
PHYEX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$95	0.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been
lowe
r.

Cumulative Performance: December 27, 2017 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	8.88%	4.82%	4.89% (12/27/2017)
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.00%

*The Fund compares its performance against this
broad
-based index in response to regulatory
requirements
.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to
rounding
.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R2
NASDAQ	PHYEX
CUSIP	74442J604
MF110ER2

PGIM High Yield Fund
Class R4:
PHYGX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$69	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns
would
have been lower.

Cumulative Performance: December 27, 2017 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.38%	5.12%	5.15% ( 12/27/2017 )
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.00%

*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch
rating
tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R4
NASDAQ	PHYGX
CUSIP	74442J703
MF110ER4

PGIM High Yield Fund
Class R6:
PHYQX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of
September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$40	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the
“Index”) during the period: security selection in the telecom, health care & pharmaceuticals, and cable & satellite industries; an overweight to the emerging-market high yield sector; and industry overweights to midstream energy and cable & satellite, along with an industry underweight to upstream energy.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions modestly detracted from performance.
MF110ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested.
Without
waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.46%	5.37%	5.99%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	8.25%	5.17%	5.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 20,736,857,905
Number of fund holdings	874
Total advisory fees paid for the year	$ 71,061,527
Portfolio turnover rate for the year	49%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.8
A	0.1
BBB	6.0
BB	45.9
B	22.8
CCC	12.0
Not Rated	4.8
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S
&
P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R6
NASDAQ	PHYQX
CUSIP	74440Y884
MF110ER6

PGIM Short Duration High Yield Income Fund
Class A:
HYSAX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class A	$104	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.
MF216EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns
would
have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.10%	4.91%	4.75%
Class A without sales charges	7.52%	5.38%	4.99%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	A
NASDAQ	HYSAX
CUSIP	74442J109
MF216EA

PGIM Short Duration High Yield Income Fund
Class C:
HYSCX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class C	$181	1.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.
MF216EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10
YEARS
?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.72%	4.60%	4.22%
Class C without sales charges	6.72%	4.60%	4.22%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities
that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	C
NASDAQ	HYSCX
CUSIP	74442J208
MF216EC

PGIM Short Duration High Yield Income Fund
Class Z:
HYSZX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class Z	$78	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.
MF216EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The
returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.79%	5.65%	5.25%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	Z
NASDAQ	HYSZX
CUSIP	74442J307
MF216EZ

PGIM Short Duration High Yield Income Fund
Class R6:
HYSQX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class R6	$73	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
(the “Index”) during the period: security selection in the cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries;
an underweight to the US high yield corporate sector, along with overweights to the emerging-market high yield and US bank loan sectors;
industry underweights to midstream energy and retailers & restaurants, and an overweight to telecom.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: security selection in the chemicals, consumer noncyclicals, and paper & packaging industries; industry underweights to media & entertainment and consumer noncyclicals, and an overweight to paper & packaging.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In the aggregate, these positions had a modestly positive impact on performance.
MF216ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data
.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	7.97%	5.70%	5.32%
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.80%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	7.14%	5.45%	5.23%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 5,138,962,340
Number of fund holdings	602
Total advisory fees paid for the year	$ 31,054,448
Portfolio turnover rate for the year	61%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	10.1
BBB	6.0
BB	51.2
B	23.1
CCC	5.9
Not Rated	3.4
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities
that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	R6
NASDAQ	HYSQX
CUSIP	74442J406
MF216ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $99,751 and $142,040, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2025 and August 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –  11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM High Yield Fund	2
PGIM Short Duration High Yield Income Fund	49
Notes to Financial Statements	86

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNY—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

PGIM High Yield Fund

Schedule of Investments

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

ASSET-BACKED SECURITIES 0.6%

Collateralized Loan Obligations

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.587%(c)	10/20/30	6,868	$6,871,461
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.555(c)	10/20/31	23,619	23,643,053
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.608(c)	10/15/32	24,839	24,868,080
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.704(c)	07/17/34	9,500	9,519,197
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625(c)	04/20/33	21,372	21,396,497
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.385(c)	01/20/35	20,000	19,980,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.614(c)	10/26/31	19,779	19,803,463
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.581(c)	04/18/31	4,874	4,876,981

TOTAL ASSET-BACKED SECURITIES (cost $130,703,616)				130,958,732

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A	4.075(cc)	12/09/41	37,328	34,412,549
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41	7,220	7,625,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,141,706)				42,037,630

CORPORATE BONDS 78.5%

Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	22,300	20,723,529
Gtd. Notes, 144A	7.750	04/15/28	6,100	5,923,703

				26,647,232

Aerospace & Defense 1.4%
ATI, Inc.,
Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,172,014
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	13,425	13,291,359
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	39,209	39,284,281
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	18,435	19,146,591
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,371,427
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	17,411	17,428,411
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,682,723
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	5,200	5,662,540
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	25,172	26,273,275
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	10,694	10,720,735
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	23,760	25,631,100
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	10,830	10,605,420
Gtd. Notes, 144A(a)	6.375	05/31/33	30,155	30,574,871
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/33	14,725	14,890,157
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	34,954,205

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.625%	03/01/32	4,200	$4,327,228
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,217,654

				299,233,991

Airlines 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	7,795	7,994,688
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	2,614	2,616,474
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	47,500	47,618,750
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	52,677	52,514,986
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	19,626,411
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	30,185	28,976,091
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	27,065	27,332,132
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	27,149	28,243,376

				214,922,908

Apparel 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	12,886	12,137,676
William Carter Co. (The),
Gtd. Notes, 144A(a)	5.625	03/15/27	12,600	12,583,837
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	73,303	67,144,370

				91,865,883

Auto Manufacturers 1.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,277,481
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	9,306,594
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	25,374,646
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	21,212	20,787,305
Sr. Unsec’d. Notes	5.800	03/08/29	12,500	12,639,817
Sr. Unsec’d. Notes	5.875	11/07/29	5,125	5,182,996
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,853	3,999,667
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	25,340	26,172,563
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	11,500	12,330,760
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A(a)	7.500	07/17/30	40,960	42,632,806
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	38,470	40,153,063
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	55,821	43,793,106

				245,650,804

Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	12,375	12,721,129
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27	13,174	13,209,682

See Notes to Financial Statements.

PGIM High Yield Fund 3

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500%	05/15/27	16,728	$16,810,302
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,527,134
Sr. Sec’d. Notes, 144A	6.750	02/15/30	8,485	8,781,720
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	10,775	10,774,234
Sr. Unsec’d. Notes	5.625	06/15/28	13,274	13,263,534
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	20,630	21,591,828
Phinia, Inc.,
Gtd. Notes, 144A(a)	6.625	10/15/32	8,835	9,080,111
Sr. Sec’d. Notes, 144A	6.750	04/15/29	8,190	8,465,233
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	5,880	5,978,589
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	4,630	4,786,005
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	95,860	95,884,136
Titan International, Inc.,
Sr. Sec’d. Notes(a)	7.000	04/30/28	30,657	30,705,222

				254,578,859

Banks 1.1%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	19,970	19,998,707
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	5,850	6,032,547
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	14,044,113
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	8,210	8,361,051
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	9,917	10,111,337
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	42,635	42,201,873
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	37,139	37,273,168
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	17,125	18,302,119
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	26,375	29,253,029
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	11,305	11,629,416
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A(a)	4.198(ff)	06/01/32	20,671	19,318,939
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	5,007,530
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	8,550	8,967,014

				230,500,843

Building Materials 1.6%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	5,785	5,724,221
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28	21,845	21,012,612
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	35,523	27,378,728
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.750	07/15/30	8,615	8,889,401
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	7,900	8,177,063
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	15,195	15,165,168

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.875%	12/15/27	6,785	$6,675,026
JH North America Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	01/31/31	3,315	3,350,485
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	7,841	8,082,760
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/30	23,430	23,056,050
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	48,520	50,035,122
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33	7,051	7,304,655
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	13,829	13,864,740
Sr. Sec’d. Notes, 144A(a)	8.875	11/15/31	22,910	24,451,109
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	19,600	20,013,737
Sr. Unsec’d. Notes, 144A(a)	6.500	08/15/32	16,625	17,165,133
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	16,229	14,751,057
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	53,501	51,283,974
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,792,237

				336,173,278

Chemicals 1.7%
Ashland, Inc.,
Sr. Unsec’d. Notes(a)	6.875	05/15/43	36,370	38,146,895
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	5,550	4,940,221
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	12,941	6,408,261
Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	6,985	7,117,429
Celanese US Holdings LLC,
Gtd. Notes(a)	6.665	07/15/27	1,398	1,439,005
Gtd. Notes	6.850	11/15/28	11,327	11,813,743
Chemours Co. (The),
Gtd. Notes, 144A(a)	8.000	01/15/33	9,545	9,346,036
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^	10.000	05/07/29	22,837	21,695,058
Inversion Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.750	08/01/32	15,975	15,820,154
Methanex Corp. (Canada),
Sr. Unsec’d. Notes(a)	5.250	12/15/29	1,600	1,584,000
Methanex US Operations, Inc.,
Gtd. Notes, 144A(a)	6.250	03/15/32	11,258	11,362,498
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	19,875	19,038,777
Sr. Sec’d. Notes, 144A(a)	7.125	10/01/27	11,107	11,310,701
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	27,040	27,667,840
Sr. Sec’d. Notes, 144A(a)	9.750	11/15/28	73,640	77,226,512
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	40,068	39,111,067
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	24,130	23,546,054
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	11,223,441
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	6,596	4,864,902

				343,662,594

See Notes to Financial Statements.

PGIM High Yield Fund 5

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250%	10/01/29	20,890	$17,125,622

Commercial Services 4.1%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	14,179	14,121,528
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	45,225	47,504,014
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	25,735	26,515,098
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	35,210	34,821,434
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	37,258	36,331,021
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	35,256	34,437,708
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	12,780	12,157,278
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	39,902	37,248,243
Gtd. Notes, 144A	4.625	10/01/27	31,160	30,660,241
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	28,064,935
Gtd. Notes, 144A(a)	5.375	03/01/29	475	460,759
Gtd. Notes, 144A	5.750	07/15/27	6,391	6,365,608
Gtd. Notes, 144A	5.750	07/15/27	537	534,205
Block, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.625	08/15/30	15,710	16,084,337
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	11,620	11,928,518
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,724,009
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	19,046	18,021,069
Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	750	723,785
DCLI Bidco LLC,
Second Mortgage, 144A(a)	7.750	11/15/29	27,822	28,492,624
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	07/15/27	30,560	30,526,389
Gtd. Notes, 144A(a)	6.625	06/15/29	20,200	20,810,135
Gtd. Notes, 144A(a)	7.250	06/15/33	16,125	16,910,235
Sr. Unsec’d. Notes, 144A	7.000	06/15/30	31,213	32,483,821
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	8,116	7,528,711
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	6,804,817
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	92,054	91,913,619
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A(a)	5.500	04/15/29	25,840	25,216,850
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375	08/15/30	24,185	22,323,245
Sr. Unsec’d. Notes	5.750	10/15/32	850	859,287
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	19,240	19,950,586
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	24,383	22,475,041
Gtd. Notes(a)	3.875	02/15/31	23,280	21,948,568
Gtd. Notes	4.000	07/15/30	2,906	2,775,523
Gtd. Notes	4.875	01/15/28	59,499	59,168,339
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	8,935	8,152,638

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A(a)	10.500%	11/30/30	20,115	$21,776,818
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	5,565	5,937,428
WEX, Inc.,
Gtd. Notes, 144A(a)	6.500	03/15/33	13,452	13,774,116
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	3,575	3,669,957
Sr. Sec’d. Notes, 144A	6.625	04/15/30	6,309	6,519,011

				841,721,548

Computers 0.8%
Amentum Holdings, Inc.,
Gtd. Notes, 144A(a)	7.250	08/01/32	9,075	9,470,937
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	20,775	21,876,277
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	73,451	67,916,700
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,169	11,027,664
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,418,335
Gtd. Notes, 144A	5.125	04/15/29	23,221	22,952,423
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A(a)	5.875	07/15/30	10,330	10,446,213

				161,108,549

Distribution/Wholesale 0.1%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	6,155	6,240,372
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	21,287	22,642,384

				28,882,756

Diversified Financial Services 4.8%
Azorra Finance Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/31	12,470	12,858,441
Gtd. Notes, 144A	7.750	04/15/30	16,305	17,116,989
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	100	106,851
Sub. Notes, 144A(a)	8.375(ff)	06/15/35	14,190	14,623,380
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	9,385	9,914,630
Freedom FDG Center LLC,
Gtd. Notes, 144A^	13.000	08/10/37	24,307	24,307,000
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A(a)	8.375	04/01/32	11,056	11,419,387
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	4,315	4,532,147
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	10,750	11,273,088
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000	02/15/27	25,500	26,172,945
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	16,500	17,513,430
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	6.875	05/15/30	14,545	14,754,448
Gtd. Notes, 144A(a)	6.875	02/15/31	9,085	9,084,092
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,663,651

See Notes to Financial Statements.

PGIM High Yield Fund 7

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	7.375%	10/01/30	27,645	$28,485,961
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	11,225	11,623,488
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	10/15/31	11,800	11,844,172
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	15,850	15,402,573
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	13,087	11,516,888
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	6.400	03/26/29	5,885	6,173,958
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,803,404
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	61,732	62,422,745
Gtd. Notes, 144A	5.500	08/15/28	10,100	10,087,452
Gtd. Notes, 144A	5.750	11/15/31	2,095	2,117,842
Gtd. Notes, 144A	6.000	01/15/27	23,295	23,317,591
Gtd. Notes, 144A	6.500	08/01/29	10,922	11,185,041
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	33,921	33,312,981
Sr. Unsec’d. Notes(a)	5.000	03/15/27	46,200	45,872,100
Sr. Unsec’d. Notes	5.500	03/15/29	1,690	1,669,727
Sr. Unsec’d. Notes	6.750	06/15/26	6,172	6,242,490
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	7,190	7,360,763
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	14,724	14,113,923
Gtd. Notes(a)	4.000	09/15/30	21,489	19,870,922
Gtd. Notes(a)	5.375	11/15/29	20,570	20,374,979
Gtd. Notes	6.125	05/15/30	7,392	7,512,308
Gtd. Notes	6.625	01/15/28	3,159	3,240,445
Gtd. Notes	6.625	05/15/29	16,300	16,780,032
Gtd. Notes(a)	6.750	03/15/32	40,737	41,725,911
Gtd. Notes	7.125	03/15/26	18,011	18,255,829
Gtd. Notes(a)	7.125	09/15/32	4,415	4,596,189
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	49,570	47,788,050
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	10,001,663
Gtd. Notes, 144A	6.750	02/15/34	11,380	11,457,384
Gtd. Notes, 144A	6.875	05/15/32	34,186	35,025,909
Gtd. Notes, 144A	7.125	11/15/30	5,000	5,185,537
Gtd. Notes, 144A	7.875	12/15/29	7,000	7,441,425
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	19,810	19,888,697
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	13,083	12,270,878
Gtd. Notes, 144A	8.375	02/01/28	7,370	7,587,665
Gtd. Notes, 144A(a)	8.875	01/31/30	25,457	26,762,303
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	52,500	54,025,515
Gtd. Notes, 144A(a)	6.375	08/01/33	17,540	18,201,690
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	40,034	39,174,048
Gtd. Notes, 144A(a)	3.625	03/01/29	11,571	11,035,973
Gtd. Notes, 144A	3.875	03/01/31	36,133	33,783,736
Gtd. Notes, 144A(a)	4.000	10/15/33	30,090	27,155,349

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A(a)	5.500%	04/15/29		1,775	$1,749,367
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30		9,120	9,266,423

					1,005,051,805

Electric 3.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		8,635	8,555,507
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		43,590	43,089,697
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		71,606	71,022,990
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		123,973	123,840,338
Edison International,
Jr. Sub. Notes(a)	8.125(ff)	06/15/53		3,365	3,362,798
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		10,779	8,925,174
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		32,025	32,116,229
Gtd. Notes, 144A	3.375	02/15/29		21,891	20,760,053
Gtd. Notes, 144A	3.625	02/15/31		20,528	18,934,691
Gtd. Notes, 144A	3.875	02/15/32		22,128	20,363,018
Gtd. Notes, 144A	5.250	06/15/29		18,376	18,313,982
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		36,169	39,857,960
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		23,825	23,635,364
Sr. Sec’d. Notes(a)	5.000	07/01/28		21,175	20,940,566
Sr. Sec’d. Notes(a)	5.250	07/01/30		9,000	8,776,045
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		68,094	69,028,983
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		42,819	43,819,320
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		28,025	30,554,250
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		21,375	20,904,594
Gtd. Notes, 144A	5.000	07/31/27		121,462	121,195,336
Gtd. Notes, 144A	5.500	09/01/26		9,690	9,696,046
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,661,630

					815,354,571

Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	5,555	6,320,760
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		8,072	7,730,441
Gtd. Notes, 144A(a)	4.750	06/15/28		1,425	1,400,356
Gtd. Notes, 144A	6.500	12/31/27		1,810	1,827,318
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32		4,015	4,141,147
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		10,720	11,049,044
Gtd. Notes, 144A(a)	6.375	03/15/33		8,060	8,354,814
Gtd. Notes, 144A	6.625	03/15/32		11,180	11,626,201
Gtd. Notes, 144A(a)	7.250	06/15/28		19,182	19,469,433
					71,919,514

See Notes to Financial Statements.

PGIM High Yield Fund 9

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%
Coherent Corp.,
Gtd. Notes, 144A(a)	5.000%	12/15/29	9,140	$8,988,504
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	9,150	8,759,844
Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	8,175	7,515,156

				25,263,504

Engineering & Construction 0.2%
AECOM,
Gtd. Notes, 144A	6.000	08/01/33	7,389	7,526,027
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	7,540	7,527,485
TopBuild Corp.,
Gtd. Notes, 144A(a)	3.625	03/15/29	13,983	13,348,888
Gtd. Notes, 144A(a)	4.125	02/15/32	8,000	7,462,191

				35,864,591

Entertainment 2.8%
Brightstar Lottery PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	5,230	5,276,024
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	82,390	78,607,697
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	6,204	6,360,915
Sr. Sec’d. Notes, 144A	7.000	02/15/30	52,667	54,498,582
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,767,301
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	11,012	11,024,683
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	24,010	23,294,842
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,077,405
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	51,254	49,582,281
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	4,216	3,928,678
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	54,299	54,274,068
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	22,825	13,564,072
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	02/01/33	40,715	41,200,595
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	26,348	25,293,040
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	37,475	39,557,193
Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	97,312	60,759,446
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	32,036	32,001,529
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,741,913
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,468,985

				573,279,249

Environmental Control 0.8%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	18,010	17,538,318

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
GFL Environmental, Inc., (cont’d.)
Gtd. Notes, 144A(a)	4.375%	08/15/29		41,706	$40,531,559
Gtd. Notes, 144A	4.750	06/15/29		9,690	9,530,890
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/31		6,435	6,700,444
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		19,219	18,361,018
Gtd. Notes, 144A	4.875	12/01/29		47,056	45,552,567
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33		10,095	10,551,468
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32		6,185	6,424,669

					155,190,933

Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	4.625	01/15/27		11,776	11,710,929
Gtd. Notes, 144A(a)	5.875	02/15/28		1,681	1,681,228
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		95,650	91,466,787
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		26,375	25,942,009
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	13,465	15,870,849
Sr. Sec’d. Notes	8.125	05/14/30	GBP	14,002	18,049,817
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,296	2,202,127
Gtd. Notes, 144A	4.375	01/31/32		6,655	6,258,728
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		28,852	26,115,055
Gtd. Notes	4.250	04/15/31		27,663	26,668,853
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		41,306	39,823,153
Gtd. Notes, 144A	5.500	12/15/29		12,350	12,321,289
Gtd. Notes, 144A(a)	6.250	10/15/34		10,590	10,696,932
Gtd. Notes, 144A	6.375	03/01/33		2,973	3,009,653
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		21,316	19,880,619

					311,698,028

Forest Products & Paper 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		21,300	20,164,410

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.750	05/20/27		12,042	12,014,907
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		11,085	11,606,295
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33		21,236	23,303,962
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35		16,834	18,748,376

					65,673,540

Healthcare-Products 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		172,052	165,319,083
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	04/01/29		1,650	1,696,220

					167,015,303

See Notes to Financial Statements.

PGIM High Yield Fund 11

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 3.6%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	6.000%	01/15/29	3,675	$3,545,110
Sr. Sec’d. Notes, 144A	9.750	01/15/34	44,655	45,305,635
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	127,162	115,997,773
Gtd. Notes, 144A	4.625	06/01/30	112,794	108,585,258
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	11,800	13,488,387
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,106,676
Gtd. Notes, MTN	7.750	07/15/36	25,990	30,010,069
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	72,015	68,476,586
Sr. Sec’d. Notes, 144A	8.375	02/15/32	10,494	11,133,895
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	37,936	33,223,519
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	23,692	24,112,423
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.375	09/01/29	46,210	47,698,007
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	1,370	1,377,158
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	75,628	73,654,869
Sr. Sec’d. Notes	4.375	01/15/30	124,117	120,445,963
Sr. Sec’d. Notes	4.625	06/15/28	7,143	7,063,376
Sr. Unsec’d. Notes(a)	6.875	11/15/31	40,341	43,316,254

				754,540,958

Holding Companies-Diversified 0.4%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	70,046	74,592,479

Home Builders 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	21,061	20,276,147
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	19,372	18,309,252
Sr. Unsec’d. Notes, 144A(a)	6.625	01/15/28	11,883	11,943,944
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	24,485	24,537,396
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,153	43,060,106
Gtd. Notes(a)	7.250	10/15/29	76,643	77,519,865
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/31	16,350	16,588,094
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	71,821	65,947,479
Gtd. Notes, 144A	6.250	09/15/27	16,193	16,136,972
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	20,625,533
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	19,585	20,101,457
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,609,522
Gtd. Notes, 144A(a)	6.500	03/15/33	33,295	33,920,226
KB Home,
Gtd. Notes(a)	4.000	06/15/31	19,356	18,059,150
Gtd. Notes	4.800	11/15/29	29,269	28,848,032
Gtd. Notes	6.875	06/15/27	12,836	13,136,961
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,731,969
Gtd. Notes	4.950	02/01/28	28,261	27,972,723

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625%	03/01/30	63,135	$60,733,976
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	36,341	36,190,912
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	10,645	11,037,526
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,850,892
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(a)	4.750	02/15/28	36,510	36,045,660
Sr. Unsec’d. Notes(a)	4.750	04/01/29	19,834	19,328,664
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	23,077	24,210,205
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	13,944	14,137,943
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,629,806
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	24,014	23,947,937
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,609,211
Gtd. Notes	5.700	06/15/28	32,042	32,573,071

				815,620,631

Home Furnishings 0.2%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	4,295	4,349,714
Sr. Unsec’d. Notes(a)	6.500	06/15/33	31,625	31,810,410

				36,160,124

Household Products/Wares 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	56,344	50,582,669
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	14,845	11,096,637
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	49,083	24,808,512
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31	8,050	6,445,000

				92,932,818

Housewares 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	13,275	13,105,030
Sr. Unsec’d. Notes(a)	6.625	05/15/32	24,624	24,111,103
Sr. Unsec’d. Notes(a)	7.000	04/01/46	15,750	13,699,922
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	7,195	7,604,824
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	58,993	54,246,327
Gtd. Notes(a)	4.375	02/01/32	36,025	33,249,041
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	33,799,867

				179,816,114

Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	18,931	19,643,481
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	78,275	81,414,600
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	12,634	13,289,661

See Notes to Financial Statements.

PGIM High Yield Fund 13

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.875%	06/30/29	22,525	$21,965,129
Ardonagh Finco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A	7.750	02/15/31	11,335	11,857,657
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	19,491	19,394,802

				167,565,330

Internet 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	47,650	46,977,444
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	26,683	26,477,774
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	16,680	17,156,861
Gtd. Notes, 144A(a)	6.750	09/30/27	6,950	7,073,097
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	16,766,293
Snap, Inc.,
Gtd. Notes, 144A(a)	6.875	03/01/33	19,365	19,599,307
Sr. Unsec’d. Notes, 144A	6.875	03/15/34	14,045	14,079,855

				148,130,631

Iron/Steel 1.0%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	41,126	41,220,859
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A(a)	7.875	07/15/32	16,470	17,136,706
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	28,560	28,873,333
Gtd. Notes, 144A(a)	6.875	11/01/29	16,560	16,808,460
Gtd. Notes, 144A(a)	7.000	03/15/32	16,075	16,012,128
Gtd. Notes, 144A(a)	7.375	05/01/33	18,691	18,639,423
Gtd. Notes, 144A(a)	7.500	09/15/31	26,270	26,641,535
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	8,395	8,398,946
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	30,534	31,853,374
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	8,130	8,269,917

				213,854,681

Leisure Time 2.2%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A(a)	6.750	02/16/31	15,657	16,336,201
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/15/30	26,023	26,592,253
Sr. Sec’d. Notes, 144A	4.000	08/01/28	64,596	63,342,469
Sr. Unsec’d. Notes, 144A	5.750	08/01/32	30,839	31,347,843
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	5,350	5,389,715
Sr. Sec’d. Notes, 144A	7.000	09/15/30	17,120	17,527,891
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	12,683	12,689,342
Sr. Sec’d. Notes, 144A(a)	5.875	02/15/27	14,686	14,663,384
Sr. Sec’d. Notes, 144A	8.125	01/15/29	13,025	13,651,763
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,786	20,107,522
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	20,980	21,571,846
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	35,280	37,617,300

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125%	03/15/28	24,269	$24,634,248
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	14,200	14,311,095
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	6,155	6,264,563
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	21,781	22,123,397
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	31,867	31,820,156
Gtd. Notes, 144A	9.125	07/15/31	18,735	20,111,835
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	14,225	14,308,927
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	30,373	30,342,931
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,325,638

				461,080,319

Lodging 1.4%
Boyd Gaming Corp.,
Gtd. Notes, 144A(a)	4.750	06/15/31	42,140	40,575,840
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	36,540	33,337,154
Gtd. Notes, 144A	5.750	09/15/33	1,035	1,044,177
Gtd. Notes, 144A	5.875	04/01/29	13,360	13,615,575
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	1,920	1,913,360
Gtd. Notes(a)	4.750	10/15/28	53,292	52,976,664
Gtd. Notes(a)	5.500	04/15/27	41,825	42,087,801
Gtd. Notes(a)	6.125	09/15/29	18,460	18,858,728
Gtd. Notes(a)	6.500	04/15/32	30,795	31,581,480
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	3,662	3,541,612
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,908,881
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	38,710	38,437,288

				292,878,560

Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	26,280	25,858,673
Gtd. Notes, 144A(a)	6.250	10/15/32	15,465	15,654,313
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	3,350	3,270,717

				44,783,703

Machinery-Diversified 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	9,549	10,235,130
Sr. Sec’d. Notes, 144A	7.500	01/01/30	27,175	28,453,867
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	44,487	31,575,615
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	35,900	38,050,910

				108,315,522

See Notes to Financial Statements.

PGIM High Yield Fund 15

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500%	05/01/32	38,795	$35,489,733
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	593,360
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,277	1,228,342
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	43,236	42,899,253
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	8,378	8,337,123
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,621	1,607,981
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	22,685	22,706,275
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	9,213	5,895,029
Gtd. Notes, 144A	4.125	12/01/30	12,965	8,531,999
Gtd. Notes, 144A	5.375	02/01/28	22,356	20,601,047
Gtd. Notes, 144A	5.500	04/15/27	79,195	76,221,359
Gtd. Notes, 144A	6.500	02/01/29	960	756,005
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	50,883,785
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	6,375,165
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	17,098,350
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	14,847	11,969,803
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	46,994	38,748,439
Gtd. Notes	7.375	07/01/28	27,285	24,695,379
Gtd. Notes	7.750	07/01/26	175,096	170,238,137
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	31,800	33,635,395
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	14,455	10,664,047
Sec’d. Notes, 144A	9.625	07/15/32	10,695	10,748,280
Sr. Sec’d. Notes, 144A	7.250	08/15/33	9,335	9,203,608
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	21,523	17,075,284
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	1,863	1,797,452
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	9.250	03/25/30	55,993	34,965,053
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	26,970	27,638,277
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	17,932	16,866,771
Sr. Sec’d. Notes, 144A	8.000	08/15/28	12,640	13,116,074
Sr. Sec’d. Notes, 144A(a)	9.375	08/01/32	39,045	41,148,671
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	38,418	37,699,199
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	24,165	21,349,294
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,580,976

				822,364,945

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,648,426

Mining 1.6%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	5,210	5,524,275
Unsec’d. Notes, 144A	11.500	10/01/31	18,513	20,611,933
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	10,635	10,925,442

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A(a)	6.875%	08/01/32	9,990	$10,233,507
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	25,647	25,743,176
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.250	02/15/34	15,630	15,727,687
Gtd. Notes, 144A	8.000	03/01/33	23,914	24,792,839
Gtd. Notes, 144A(a)	8.625	06/01/31	21,500	22,413,750
Sec’d. Notes, 144A	9.375	03/01/29	20,930	22,183,707
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	11,857	12,007,305
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	44,707	44,386,451
Gtd. Notes, 144A(a)	6.125	04/01/29	41,755	42,077,349
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	6,740	7,023,687
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	7,674	6,964,181
Gtd. Notes, 144A(a)	4.750	01/30/30	35,450	34,111,629
Gtd. Notes, 144A	6.375	08/15/33	12,800	12,925,790
Gtd. Notes, 144A(a)	6.875	01/30/30	11,725	12,166,253
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	9,335	9,789,054

				339,608,015

Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	27,675,463
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,182,693
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,370,471
Sr. Unsec’d. Notes, 144A(a)	6.250	03/15/33	10,885	11,257,097
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	25,330	26,239,082

				86,724,806

Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	3,240	3,100,542
Zebra Technologies Corp.,
Gtd. Notes, 144A(a)	6.500	06/01/32	9,030	9,272,347

				12,372,889

Oil & Gas 5.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	21,104	22,054,181
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24(d)	104,709	105
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	34,723	41,938,468
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,425,478
Sr. Unsec’d. Notes, 144A	6.625	07/15/33	14,885	15,152,432
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A(a)	7.375	03/15/32	2,200	2,141,634
Gtd. Notes, 144A(a)	8.500	04/30/30	4,325	4,402,115

See Notes to Financial Statements.

PGIM High Yield Fund 17

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375%	06/15/26	726	$725,984
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	9,000	8,985,793
Gtd. Notes, 144A	8.375	07/01/28	34,170	35,471,326
Gtd. Notes, 144A(a)	8.625	11/01/30	13,305	13,850,470
Gtd. Notes, 144A	9.625	06/15/33	22,460	23,763,325
CNX Resources Corp.,
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,870,439
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	24,875	23,344,849
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	31,627,325
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	22,469	21,972,797
Gtd. Notes, 144A(a)	7.625	04/01/32	24,285	24,191,144
Gtd. Notes, 144A	8.375	01/15/34	12,310	12,498,464
Gtd. Notes, 144A(a)	9.250	02/15/28	22,141	23,122,695
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A(a)	8.500	10/01/30	10,815	11,454,167
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,246,967
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	6,301	6,938,760
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	8,695	8,468,300
Gtd. Notes	5.375	03/15/30	18,701	18,905,387
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,661,093
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,950,470
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	28,624,763
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	15,606	15,455,425
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,258,673
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,198	45,447,847
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	23,600	22,621,976
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	6,400	6,140,698
Sr. Unsec’d. Notes, 144A(a)	7.250	02/15/35	6,295	6,155,208
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	5,991	6,260,606
Matador Resources Co.,
Gtd. Notes, 144A(a)	6.500	04/15/32	16,635	16,883,633
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	8,500	8,559,840
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	25,818	25,855,178
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.375	05/15/27	11,475	11,665,615
Gtd. Notes, 144A	8.875	08/15/31	16,660	15,026,020
Gtd. Notes, 144A(a)	9.125	01/31/30	47,570	48,724,972
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	9.955	09/30/29	1,719	1,693,134
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29	5,730	5,643,784
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29	5,730	5,643,783
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	23,385	24,236,091
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,288,996
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,524,801
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,393,887
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	44,455	43,238,711

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Parkland Corp. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	4.625%	05/01/30		28,475	$27,611,923
Gtd. Notes, 144A	5.875	07/15/27		1,425	1,423,262
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		7,095	7,300,897
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33		11,800	12,049,126
Gtd. Notes, 144A	7.000	01/15/32		12,525	12,975,534
Gtd. Notes, 144A	8.000	04/15/27		9,400	9,571,577
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29		19,185	19,285,146
Gtd. Notes, 144A(a)	7.125	01/15/26		5,082	5,081,593
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30		1,875	1,831,158
SM Energy Co.,
Sr. Unsec’d. Notes, 144A(a)	6.750	08/01/29		9,240	9,332,396
Sunoco LP,
Gtd. Notes, 144A(a)	6.250	07/01/33		10,685	10,923,064
Gtd. Notes, 144A	7.000	05/01/29		17,975	18,687,530
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		23,108	22,538,783
Gtd. Notes(a)	4.500	04/30/30		29,800	28,786,535
Gtd. Notes	5.875	03/15/28		6,286	6,311,636
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,172	1,167,347
Gtd. Notes, 144A	8.250	05/15/29		56,545	54,701,633
Gtd. Notes, 144A	8.500	05/15/31		16,445	15,427,466
Sr. Sec’d. Notes, 144A(a)	8.750	02/15/30		11,363	11,997,550
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30		11,475	11,896,133
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		7,200	7,501,248
Gtd. Notes, 144A	7.875	04/15/32		11,150	11,003,922

					1,084,685,808

Oil & Gas Services 0.0%

Tidewater, Inc.,
Gtd. Notes, 144A(a)	9.125	07/15/30		8,910	9,520,371

Packaging & Containers 1.9%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		44,489	1,612,721
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	18,975	21,610,139
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	456,862
Sr. Sec’d. Notes, 144A	4.125	08/15/26		24,697	23,691,585
Ball Corp.,
Gtd. Notes	5.500	09/15/33		7,105	7,199,600
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		28,240	29,120,366
Sr. Sec’d. Notes, 144A	6.750	04/15/32		24,025	24,673,631
Sr. Sec’d. Notes, 144A	6.875	01/15/30		2,600	2,675,374
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		14,205	14,214,291
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		23,298	21,369,465
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	14,834,267
Sr. Sec’d. Notes, 144A(a)	8.625	10/01/31		20,825	15,356,636

See Notes to Financial Statements.

PGIM High Yield Fund 19

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

LABL, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.500%	11/01/28	7,750	$6,476,810
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	43,141	38,402,926
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A(a)	7.875	04/15/27	45,560	46,149,535
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	10,400	9,800,960
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.625	05/13/27	980	980,238
Gtd. Notes, 144A(a)	7.250	05/15/31	2,175	2,213,926
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500	05/15/30	22,250	22,234,202
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	73,268	78,682,544
TriMas Corp.,
Gtd. Notes, 144A(a)	4.125	04/15/29	6,675	6,416,054

				388,172,132

Pharmaceuticals 1.8%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A(x)	10.000	04/15/32	30,385	31,518,360
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	58,426	55,316,010
Gtd. Notes, 144A(a)	5.125	03/01/30	37,107	35,385,956
Gtd. Notes, 144A(a)	6.125	08/01/28	23,548	23,469,283
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28	17,149	14,812,449
Gtd. Notes, 144A(x)	5.000	02/15/29	34,581	26,431,296
Gtd. Notes, 144A(x)	5.250	01/30/30	92,271	66,577,217
Gtd. Notes, 144A(x)	5.250	02/15/31	18,167	12,258,183
Gtd. Notes, 144A(x)	6.250	02/15/29	6,653	5,201,914
Gtd. Notes, 144A(x)	7.000	01/15/28	11,113	10,001,589
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	26,749	24,040,664
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28	8,491	8,866,812
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	48,259	41,386,699
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,041	10,386,923

				365,653,355

Pipelines 3.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	30,756,800
Gtd. Notes, 144A	5.750	03/01/27	26,130	26,144,728
Gtd. Notes, 144A	5.750	01/15/28	32,178	32,257,125
Gtd. Notes, 144A	6.625	02/01/32	4,080	4,219,903
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,464,776
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,376,122
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,583,911
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,712,588
Gtd. Notes, 144A(a)	7.125	07/01/33	9,670	9,892,132
Gtd. Notes, 144A(a)	8.250	01/15/32	13,750	14,486,137
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	14,820	15,067,213

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800%	05/15/30		19,045	$18,562,969
Sr. Unsec’d. Notes, 144A	4.950	07/15/29		148	145,544
Sr. Unsec’d. Notes, 144A	6.750	03/15/33		11,035	11,531,582
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		53,843	54,336,351
Sr. Unsec’d. Notes, 144A	7.500	07/15/38		1,611	1,668,876
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		46,567	46,473,714
Gtd. Notes, 144A	6.000	03/01/27		12,884	12,866,906
Gtd. Notes, 144A	6.000	12/31/30		10,702	10,558,509
Gtd. Notes, 144A	6.000	09/01/31		8,663	8,520,761
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		11,614	11,968,035
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29		19,005	18,222,093
Sr. Sec’d. Notes, 144A	4.125	08/15/31		14,185	13,319,280
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/30		17,650	18,382,582
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)		64,965	64,624,241
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30		16,130	16,616,578
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29		67,507	74,317,250
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32		58,010	63,170,083
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34		14,120	14,751,202
Sr. Sec’d. Notes, 144A	6.750	01/15/36		14,120	14,822,981

					653,820,972

Real Estate 1.0%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		43,385	43,775,087
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	09/01/30		1,869	1,977,761
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		40,035	38,330,250
Gtd. Notes, 144A	4.375	02/01/31		35,767	33,337,044
Gtd. Notes, 144A	5.375	08/01/28		40,335	40,306,073
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		54,871	53,649,127

					211,375,342

Real Estate Investment Trusts (REITs) 2.5%

Arbor Realty SR, Inc.,
Sr. Unsec’d. Notes, 144A	7.875	07/15/30		12,555	13,066,834
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		30,244	25,677,134
Sr. Unsec’d. Notes	4.750	02/15/28		34,754	32,833,999
Millrose Properties, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	08/01/30		28,155	28,425,693
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	1,108,480
Gtd. Notes	3.500	03/15/31		64,211	45,306,365
Gtd. Notes	4.625	08/01/29		7,075	5,583,141
Sr. Sec’d. Notes, 144A	8.500	02/15/32		7,525	7,884,766
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		15,125	15,602,690
Sr. Sec’d. Notes, 144A	4.875	05/15/29		6,100	5,939,466
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,400	6,391,976

See Notes to Financial Statements.

PGIM High Yield Fund 21

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750%	10/15/27		3,310	$3,298,803
Gtd. Notes, 144A(a)	4.500	02/15/29		7,700	7,527,685
Gtd. Notes, 144A(a)	6.500	04/01/32		25,920	26,630,554
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	07/15/30		8,400	8,577,338
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		13,545	12,730,341
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.375	01/15/27		8,000	7,901,969
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		6,135	6,235,662
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		14,125	14,654,845
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		22,992	23,818,965
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		20,795	21,827,469
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		35,578	33,881,637
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		21,414	20,888,519
Sr. Sec’d. Notes, 144A	10.500	02/15/28		79,992	84,166,602
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		12,320	12,119,578
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,938,208
Gtd. Notes, 144A	4.625	12/01/29		36,481	36,075,942

					513,094,661

Retail 4.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		101,717	94,722,939
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	8,355,014
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		32,332	27,305,718
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		30,183	32,126,315
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	12/01/28		42,727	43,710,180
Sr. Sec’d. Notes, 144A	9.000	06/01/30		72,441	75,673,965
Sr. Sec’d. Notes, 144A	9.000	06/01/31		106,193	120,503,797
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	9,550,776
Sr. Sec’d. Notes, 144A	12.000	11/30/28		12,149	13,384,189
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		88,991	83,746,253
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		33,861	34,262,376
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		3,635	3,404,474
Gtd. Notes, 144A(a)	3.875	10/01/31		44,099	39,803,636
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		44,435	40,823,833
Sr. Sec’d. Notes, 144A	9.500	06/15/31		15,805	16,561,731
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		38,586	37,895,168
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	4.375	01/15/31		700	666,026
Sr. Unsec’d. Notes, 144A(a)	3.875	06/01/29		20,725	19,852,039
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		52,402	49,125,252
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		9,165	8,679,999

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750%	05/01/29	11,755	$11,528,203
Gtd. Notes, 144A(a)	6.375	11/01/32	16,240	16,480,377
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.750	04/30/32	10,290	10,663,518
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32	29,943	31,097,016
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.875	03/01/27	33,961	33,921,432
Sr. Unsec’d. Notes, 144A(a)	5.000	06/01/31	19,757	18,712,567
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	03/15/29	25,680	24,658,706
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	19,835	19,832,787

				927,048,286

Semiconductors 0.1%

Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	13,425	13,096,544
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/29	7,750	7,648,105

				20,744,649

Software 0.5%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	593	585,060
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	24,745	24,498,673
Gtd. Notes, 144A(a)	9.250	06/01/30	55,565	55,754,975
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	6.000	05/15/33	7,322	7,450,449
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	15,200	15,203,814

				103,492,971

Telecommunications 4.5%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	37,200	29,499,600
Sr. Sec’d. Notes, 144A	5.750	08/15/29	43,725	34,542,750
Sr. Sec’d. Notes, 144A	9.625	07/15/27	40,113	37,204,807
Altice France SA (France),
Sr. Sec’d. Notes, 144A	5.500	01/15/28	33,260	29,233,212
Sr. Sec’d. Notes, 144A	5.500	10/15/29	32,008	27,446,860
Sr. Sec’d. Notes, 144A	8.125	02/01/27(d)	23,469	21,755,763
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	16,430	17,101,987
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	8,311	831
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	14,848	15
Digicel International Finance Ltd./Difl US LLC (Jamaica),
Sr. Sec’d. Notes, 144A	8.625	08/01/32	47,250	48,297,391
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	38,448	37,812,747
Sr. Sec’d. Notes	10.750	11/30/29	31,600	34,017,040
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	15,425	15,566,496
Sec’d. Notes, 144A	6.000	01/15/30	60,243	60,887,627

See Notes to Financial Statements.

PGIM High Yield Fund 23

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Frontier Communications Holdings LLC, (cont’d.)
Sec’d. Notes, 144A	6.750%	05/01/29		25,500	$25,749,114
Sr. Sec’d. Notes, 144A	5.000	05/01/28		92,061	91,853,458
Sr. Sec’d. Notes, 144A	5.875	10/15/27		43,589	43,594,834
Sr. Sec’d. Notes, 144A(a)	8.750	05/15/30		3,329	3,485,122
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		3,100	2,601,362
Sec’d. Notes, 144A	4.000	04/15/31		12,239	10,294,085
Sec’d. Notes, 144A	4.500	04/01/30		19,230	17,260,889
Sec’d. Notes, 144A	4.875	06/15/29		15,778	14,765,719
Sec’d. Notes, 144A	10.000	10/15/32		7,150	7,179,527
Sr. Sec’d. Notes, 144A	6.875	06/30/33		39,825	40,235,161
Sr. Sec’d. Notes, 144A	7.000	03/31/34		61,665	62,066,218
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30		10,074	11,399,342
Maya SASris France (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,087,366
Sr. Sec’d. Notes, 144A	7.000	10/15/28		49,040	49,785,408
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/32		18,000	18,500,040
Sr. Sec’d. Notes, 144A(a)	8.500	04/15/31		10,550	11,352,960
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32		19,659	19,978,459
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		8,771	9,434,426
Gtd. Notes	8.750	03/15/32		33,753	40,940,640
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	07/15/28		2,825	2,744,798
Sr. Unsec’d. Notes, 144A	7.500	05/30/31		1,438	1,349,711
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		42,930	44,718,045
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29		11,205	11,905,312

					937,649,122

Transportation 0.3%
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		20,625	21,062,688
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		28,895	28,575,563
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31		4,825	5,030,613
Gtd. Notes, 144A(a)	7.125	02/01/32		4,700	4,933,716
Sr. Sec’d. Notes, 144A(a)	6.250	06/01/28		6,875	7,005,104

					66,607,684

TOTAL CORPORATE BONDS (cost $16,419,589,247)					16,287,406,619

FLOATING RATE AND OTHER LOANS 7.5%

Airlines 0.0%

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	8.041(c)	04/01/31		5,750	5,769,769

Auto Parts & Equipment 0.7%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.816(c)	05/06/30		5,686	5,682,161
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.066(c)	01/28/32		27,175	27,141,031

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.070%(c)	03/30/28		63,711	$57,339,815
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.122(c)	11/17/28		52,788	52,436,483
Term B Loan, 3 Month SOFR + 5.100%	9.350(c)	11/17/28		8,705	8,664,583

					151,264,073

Building Materials 0.2%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	9.566(c)	07/08/30		13,250	12,720,000
Eco Material Technologies, Inc.,
Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32		14,516	14,506,927
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.566(c)	02/10/32		5,761	5,757,360

					32,984,287

Chemicals 0.7%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	8.816(c)	11/15/30		20,177	19,092,486

Cornerstone Chemical Co., Term Loan^	8.856(c)	05/07/29		16,569	16,568,803

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.158(c)	06/28/28		16,271	15,717,954

TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31		22,904	22,102,384

Venator Finance Sarl, Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.318(c)	12/31/25		21,357	20,289,528
Term Loan, 3 Month SOFR + 2.000%	6.318(c)	10/12/28		30,449	20,553,069

Venator Materials LLC, First Out B Term Loan, 3 Month SOFR + 2.000%^	6.296(c)	07/16/26		21,474	20,400,739

					134,724,963

Commercial Services 0.2%

Allied Universal Holdco LLC, Amendment 7 Replacement U.S. Dollar Term Loan	— (p)	08/31/32		15,475	15,517,989

MPH Acquisition Holdings LLC, First Out Term Loan, 3 Month SOFR + 3.750%	8.058(c)	12/31/30		15,268	15,230,317
Second Out Term Loan, 3 Month SOFR + 4.862%	9.170(c)	12/31/30		14,612	13,406,097

					44,154,403

Computers 0.4%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	9.046(c)	06/30/32		20,775	20,775,000
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.349(c)	03/01/29		33,798	32,023,181
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.058(c)	04/16/29		14,987	15,039,749
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.750%	6.937(c)	10/16/28		8,072	7,991,570

					75,829,500

Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.500%	8.468(c)	02/23/29	GBP	11,625	15,668,167

See Notes to Financial Statements.

PGIM High Yield Fund 25

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Distribution/Wholesale 0.1%
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.296%(c)	06/20/31	13,524	$13,459,361

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.796(c)	07/20/28	3,992	3,932,191

Environmental Control 0.0%
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.824(c)	03/03/32	9,900	9,887,625

Forest Products & Paper 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31	9,303	9,256,734

Healthcare-Services 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	8.068(c)	05/16/31	4,229	4,193,258

Holding Companies-Diversified 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.810(c)	12/19/30	21,565	21,551,522

Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.296(c)	07/08/31	16,426	12,149,283

Housewares 0.1%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.816(c)	12/18/29	4,443	4,426,687
Tranche A-2, 1 Month SOFR + 4.114%	8.430(c)	10/06/28	9,438	7,267,419

				11,694,106

Insurance 0.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.316(c)	11/06/30	57,449	57,329,085
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.566(c)	06/20/32	3,474	3,472,640
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.680(c)	01/20/29	33,945	32,205,319
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.566(c)	09/19/30	22,084	21,780,620

				114,787,664

Internet 0.1%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.363(c)	11/30/27	6,726	6,725,582
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	16,524	14,376,265

				21,101,847

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A , Floor 0.000%)^	6.250(c)	10/31/29	32,087	44,670,351

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time 0.3%
ClubCorp Holdings, Inc.,
Term Loan, 2 Month SOFR + 5.000%^	9.328%(c)	07/10/32		20,647	$20,477,955
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	36,900	42,374,822

					62,852,777

Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%	10.323(c)	12/21/29		13,306	13,538,706

Media 1.6%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	9.318(c)	10/31/27		55,054	47,380,701
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.863(c)	01/18/28		106,379	106,013,415
September 2019 Term Loan, 1 Month LIBOR + 1.500%	9.000(c)	04/15/27		17,760	17,347,335
iHeartCommunications, Inc.,
Refinanced Term B Loan, 1 Month SOFR + 5.889%	10.205(c)	05/01/29		13,358	11,187,220
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	7.930(c)	09/25/29		183,010	148,238,115
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.728(c)	01/31/29		6,200	6,182,777

					336,349,563

Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		3,990	4,029,900
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		67,506	68,180,555

					72,210,455

Oil & Gas 0.0%
Hilcorp Energy I LP,
Term B Loan, 1 Month SOFR + 2.000%	6.366(c)	02/11/30		9,325	9,329,264

Retail 0.0%
Foundation Building Materials, Inc.,
2025 Incremental Term Loan, 3 Month SOFR + 5.250%	9.546(c)	01/29/31		2,925	2,939,625

Software 0.3%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.066(c)	02/15/29		9,569	9,558,729
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.199(c)	07/30/31		5,910	5,898,890
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.680(c)	07/14/28		39,300	36,438,491

					51,896,110

Telecommunications 1.3%
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.816(c)	12/11/26		3,038	3,030,960
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.816(c)	09/27/29		41,621	41,075,112
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.492(c)	08/31/32		41,250	41,198,437
Level 3 Financing, Inc.,
Term B-3 Loan, 1 Month SOFR + 4.250%	8.566(c)	03/27/32		25,558	25,660,232

See Notes to Financial Statements.

PGIM High Yield Fund 27

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.780%(c)	04/15/29	73,156	$72,644,018
Term B-2 Loan, 1 Month SOFR + 2.464%	6.780(c)	04/15/30	26,119	25,923,166
Numericable US LLC (France),
B14 Term Loan (USD), 3 Month SOFR + 5.500%	9.818(c)	08/15/28	7,100	6,523,125
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.974(c)	05/30/30	16,381	16,233,114
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%^	9.166(c)	10/01/31	6,225	6,240,562
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.430(c)	10/24/29	8,443	7,936,132
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	33,364	22,938,078

				269,402,936

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,567,250,910)				1,545,598,540

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Notes(k)	2.500	03/31/27	10,750	10,553,057
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	98,793,328
U.S. Treasury Notes	3.750	06/30/27	287,375	287,880,151
U.S. Treasury Notes	3.875	03/31/27	115,000	115,305,469
U.S. Treasury Notes(h)	3.875	05/31/27	229,000	229,787,187
U.S. Treasury Notes(h)(k)	3.875	11/30/27	301,400	303,071,828
U.S. Treasury Notes	3.875	04/30/30	120,000	121,021,875
U.S. Treasury Notes	4.000	03/31/30	134,475	136,324,031
U.S. Treasury Notes	4.000	05/31/30	115,000	116,608,203
U.S. Treasury Notes	4.125	02/28/27	72,000	72,413,438
U.S. Treasury Notes(h)	4.250	05/15/35	122,650	123,071,609
U.S. Treasury Notes	4.625	06/30/26	48,000	48,264,375
U.S. Treasury Notes	4.875	05/31/26	15,000	15,096,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,670,907,022)				1,678,191,231

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 0.6%
PGIM AAA CLO ETF			2,462,500	126,880,312
PGIM Active High Yield Bond ETF			225,000	8,032,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $134,064,179)(wa)				134,912,812

COMMON STOCKS 2.0%

Chemicals 0.4%
Cornerstone Chemical Co.*^			1,010,075	7,777,578
TPC Group, Inc.*			2,374,523	56,543,329
Venator Materials PLC*^(x)			82,538	8,253,800

				72,574,707

Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)			195,390	5,861,700
Keycon Power Holdings LLC*^			788,740	18,495,953

				24,357,653

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)*(x)	402,445	$51,517,387

Interactive Media & Services 0.2%

Diamond Sports Group LLC*(x)	2,401,128	32,535,284

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.	179,317	17,354,299
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	23,599	1,537,876
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	846,791	55,182,829
Heritage Power LLC, Litigation Trust Interests*^(x)	617,491	308,746

		74,383,750

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	12,419	124

Wireless Telecommunication Services 0.7%

Digicel International Finance Ltd. (Jamaica)*	7,820,619	125,129,904
Intelsat Emergence SA (Luxembourg)*^	1,635,294	164
Intelsat Emergence SA (Luxembourg)*	1,635,294	20,782,134
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	2,875,253	7,061,585
Xplore, Inc. (Canada), CVR*^	150,521	15

		152,973,802

TOTAL COMMON STOCKS (cost $291,814,816)		408,342,707

PREFERRED STOCKS 0.7%

Diversified Telecommunication Services 0.1%

Qwest Corp., 6.750%, Maturing 06/15/57	500,546	9,960,865

Electronic Equipment, Instruments & Components 0.6%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	133,666	133,666,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	509,750	6,108,997

TOTAL PREFERRED STOCKS (cost $140,779,261)		149,735,862

	Units

WARRANTS* 0.0%

Chemicals 0.0%

Ashland, Inc., expiring 03/31/29	230	—

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	4,490,907	917,043

TOTAL WARRANTS (cost $0)		917,043

TOTAL LONG-TERM INVESTMENTS (cost $20,396,250,757)		20,378,101,176

See Notes to Financial Statements.

PGIM High Yield Fund 29

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 8.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)	246,895,067	$246,895,067
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $1,468,508,345; includes $1,462,782,045 of cash collateral for securities on loan)(b)(wa)	1,469,569,564	1,468,540,865

TOTAL SHORT-TERM INVESTMENTS (cost $1,715,403,412)		1,715,435,932

TOTAL INVESTMENTS 106.5% (cost $22,111,654,169)		22,093,537,108
Liabilities in excess of other assets(z) (6.5)%		(1,356,679,203)

NET ASSETS 100.0%		$20,736,857,905

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $441,616,024 and 2.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,432,466,159; cash collateral of $1,462,782,045 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

1261229 BC Ltd., Sr. Sec’d. Notes, 144A, 10.000%, 04/15/32	03/25/25	$30,385,000	$31,518,360	0.2%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/24/20-08/26/22	13,786,153	14,812,449	0.1

Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	05/25/21-10/14/22	21,509,285	26,431,296	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	04/24/20-04/13/23	75,844,498	66,577,217	0.3

Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	07/01/21-02/04/22	16,687,083	12,258,183	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	09/09/22	2,239,770	5,201,914	0.0

Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	05/09/19-10/08/19	11,180,401	10,001,589	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	10/08/24-10/23/24	20,583,975	24,040,664	0.1

Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	10/07/24-10/08/24	7,786,689	8,866,812	0.0
Diamond Sports Group LLC*	01/02/25	6,286,674	32,535,284	0.2

Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	917,043	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21-02/09/22	133,723,000	133,666,000	0.6

Ferrellgas Partners LP (Class B Stock)*	03/31/10-10/04/21	105,601,233	51,517,387	0.3
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19-10/23/20	21,213,596	5,861,700	0.0

Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	1,537,876	0.0

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	21,999,820	55,182,829	0.3

Heritage Power LLC, Litigation Trust Interests*^	11/21/23	308,746	308,746	0.0
Venator Materials PLC*^	12/21/23	134,882,407	8,253,800	0.0

Total		$624,018,330	$489,489,149	2.4%

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2025:

	Principal
	Amount	Current	Unrealized	Unrealized
Issuer	(000)#	Value	Appreciation	Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $1,128,758)^	1,146	$1,128,758	$—	$—

Unfunded loan commitments outstanding at August 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,326,771)^	1,347	$1,335,519	$8,748	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $2,211,286)^	2,244	2,225,865	14,579	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $6,000,000)	6,000	6,060,000	60,000	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $7,664,627)	7,603	7,736,404	71,777	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $5,924,465)	5,924	5,902,248	—	(22,217)

		$23,260,036	$155,104	$(22,217)

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,901	2 Year U.S. Treasury Notes	Dec. 2025	$604,971,819	$899,388
154	5 Year Euro-Bobl	Dec. 2025	21,281,043	(142)
8,710	5 Year U.S. Treasury Notes	Dec. 2025	953,472,813	3,379,665
7,491	10 Year U.S. Treasury Notes	Dec. 2025	842,737,500	4,026,947
762	20 Year U.S. Treasury Bonds	Dec. 2025	87,058,500	342,475
382	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	44,526,875	(222,480)
3	Euro Schatz Index	Dec. 2025	376,117	(3)

				8,425,850

Short Position:
116	10 Year Euro-Bund	Dec. 2025	17,442,601	3,858

				$8,429,708

Forward foreign currency exchange contracts outstanding at August 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	MSI	GBP	61,487	$83,063,189	$83,110,235	$47,046	$—
Euro,
Expiring 09/02/25	BNY	EUR	68,649	80,374,078	80,333,591	—	(40,487)

				$163,437,267	$163,443,826	47,046	(40,487)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	TD	GBP	61,487	$82,680,922	$83,110,235	$—	$(429,313)
Expiring 10/02/25	MSI	GBP	61,487	83,085,631	83,131,347	—	(45,716)

See Notes to Financial Statements.

PGIM High Yield Fund 31

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 09/02/25	BNY	EUR	68,649	$80,640,093	$80,333,591	$306,502	$—
Expiring 10/02/25	BNY	EUR	68,649	80,529,568	80,482,934	46,634	—

				$326,936,214	$327,058,107	353,136	(475,029)

						$400,182	$(515,516)

Credit default swap agreement outstanding at August 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2025(4)	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	1,145,985	3.213%	$66,258,689	$94,169,618	$27,910,929

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/20/25	(12,270)	$(522,384)	$—	$(522,384)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/22/25	(145,670)	(4,272,648)	—	(4,272,648)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/22/25	(97,940)	914,148	—	914,148
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	JPM	03/20/26	(54,980)	509,895	—	509,895

					$(3,370,989)	$—	$(3,370,989)

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$1,424,043	$(4,795,032)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$116,543,281

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$130,958,732	$—
Commercial Mortgage-Backed Securities	—	42,037,630	—
Corporate Bonds	—	16,223,344,334	64,062,285
Floating Rate and Other Loans	—	1,348,541,205	197,057,335
U.S. Treasury Obligations	—	1,678,191,231	—
Affiliated Exchange-Traded Funds	134,912,812	—	—
Common Stocks	17,354,299	350,290,328	40,698,080
Preferred Stocks	9,960,865	—	139,774,997
Warrants	—	917,043	—
Short-Term Investments
Affiliated Mutual Funds	1,715,435,932	—	—

Total	$1,877,663,908	$19,774,280,503	$441,592,697

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	131,777	23,327
Futures Contracts	8,652,333	—	—
OTC Forward Foreign Currency Exchange Contracts	—	400,182	—
Centrally Cleared Credit Default Swap Agreement	—	27,910,929	—
OTC Total Return Swap Agreements	—	1,424,043	—

Total	$8,652,333	$29,866,931	$23,327

Liabilities
Unfunded Loan Commitment	$—	$(22,217)	$—
Futures Contracts	(222,625)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(515,516)	—
OTC Total Return Swap Agreements	—	(4,795,032)	—

Total	$(222,625)	$(5,332,765)	$—

See Notes to Financial Statements.

PGIM High Yield Fund 33

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/24	$18,836,863	$142,658,205	$290,581,091	$142,984,623
Realized gain (loss)	(1,144,964)	(340,112)	20,801,040	412,165
Change in unrealized appreciation (depreciation)	(3,220,144)	6,757,181	(51,265,853)	415,714
Purchase/Exchange/Issuances	61,979,768	125,687,455	7,546,597	—
Sales/Paydowns	(18,849,235)	(23,566,092)	(101,705,780)	(4,037,505)
Accrued discount/premium	6,449,535	1,516,258	—	—
Transfer into Level 3*	10,471	—	90,437,327	—
Transfer out of Level 3*	(9)	(55,655,560)	(215,696,342)	—

Balance as of 08/31/25	$64,062,285	$197,057,335	$40,698,080	$139,774,997

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,438,573)	$6,867,361	$(51,265,853)	$415,714

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 08/31/24	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	23,327
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 08/31/25	$—	$23,327

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$23,327

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$21,695,058	Market	Enterprise Value	Liquidity Discount	5.00%
Corporate Bonds	120	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	42,367,107	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	42,374,822	Market	Comparable Bond	Yield Curve Spread Discount	50 bps
Floating Rate and Other Loans	61,239,154	Market	Enterprise Value	EBITDA Multiple	7.3x - 9.5x
Common Stocks	7,777,578	Market	Enterprise Value	EBITDA Multiple	10x
Common Stocks	308,746	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	18,496,132	Market	Recovery Value	Recovery Rate	0.00% - 40.00%
Preferred Stocks	6,108,997	Market	Enterprise Value	Recovery Rate	12.03%
Preferred Stocks	133,666,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$334,033,714

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2025, the aggregate value of these securities and/or derivatives was $107,582,309. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	8.3%
U.S. Treasury Obligations	8.1
Telecommunications	5.8
Media	5.6
Oil & Gas	5.2
Diversified Financial Services	4.8
Retail	4.5
Commercial Services	4.3
Electric	3.9
Home Builders	3.9
Healthcare-Services	3.6
Pipelines	3.2
Entertainment	2.8
Chemicals	2.8
Leisure Time	2.5
Real Estate Investment Trusts (REITs)	2.5
Auto Parts & Equipment	1.9
Packaging & Containers	1.9
Building Materials	1.8
Pharmaceuticals	1.8
Mining	1.6
Foods	1.5
Aerospace & Defense	1.4
Lodging	1.4
Insurance	1.4
Auto Manufacturers	1.2
Computers	1.2
Banks	1.1
Airlines	1.0
Iron/Steel	1.0
Real Estate	1.0
Housewares	1.0
Internet	0.8
Healthcare-Products	0.8
Environmental Control	0.8
Software	0.8
Wireless Telecommunication Services	0.7
Affiliated Exchange-Traded Funds	0.6

Electronic Equipment, Instruments & Components	0.6%
Collateralized Loan Obligations	0.6
Machinery-Diversified	0.6
Household Products/Wares	0.6
Holding Companies-Diversified	0.5
Apparel	0.4
Metal Fabricate/Hardware	0.4
Miscellaneous Manufacturing	0.4
Oil, Gas & Consumable Fuels	0.4
Electrical Components & Equipment	0.4
Transportation	0.3
Gas	0.3
Gas Utilities	0.2
Machinery-Construction & Mining	0.2
Investment Companies	0.2
Distribution/Wholesale	0.2
Commercial Mortgage-Backed Securities	0.2
Home Furnishings	0.2
Engineering & Construction	0.2
Interactive Media & Services	0.2
Forest Products & Paper	0.1
Advertising	0.1
Electronics	0.1
Electric Utilities	0.1
Semiconductors	0.1
Coal	0.1
Cosmetics/Personal Care	0.1
Office/Business Equipment	0.1
Diversified Telecommunication Services	0.1
Oil & Gas Services	0.0 *

106.5
Liabilities in excess of other assets	(6.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM High Yield Fund 35

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$27,910,929	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	400,182		Unrealized depreciation on OTC forward foreign currency exchange contracts	515,516
Interest rate contracts	Due from/to broker-variation margin futures	8,652,333	*	Due from/to broker-variation margin futures	222,625	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,424,043		Unrealized depreciation on OTC swap agreements	4,795,032

		$38,387,487			$5,533,173

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$1,336,028	$—	$—	$13,401,279
Foreign exchange contracts	—	—	(5,577,687)	—
Interest rate contracts	—	(40,638,907)	—	(4,805,819)

Total	$1,336,028	$(40,638,907)	$(5,577,687)	$8,595,460

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$20,235,826
Foreign exchange contracts	—	2,842,873	—
Interest rate contracts	14,988,873	—	11,697,321

Total	$14,988,873	$2,842,873	$31,933,147

For the year ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 21,678,000
Futures Contracts - Long Positions (1)	2,595,181,599
Futures Contracts - Short Positions (1)	17,774,935
Forward Foreign Currency Exchange Contracts - Purchased (2)	155,585,600
Forward Foreign Currency Exchange Contracts - Sold (2)	315,400,224
Credit Default Swap Agreements - Sell Protection (1)	585,210,000
Total Return Swap Agreements (1)	419,089,400

*	Average volume is based on average quarter end balances for the year ended August 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (continued)

as of August 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,432,466,159	$(1,432,466,159)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$353,136	$(40,487)	$312,649	$(312,649)	$—
JPM	509,895	—	509,895	—	509,895
MSI	961,194	(4,840,748)	(3,879,554)	3,879,554	—
TD	—	(429,313)	(429,313)	227,468	(201,845)

	$1,824,225	$(5,310,548)	$(3,486,323)	$3,794,373	$308,050

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund 37

PGIM High Yield Fund

Statement of Assets & Liabilities

as of August 31, 2025

Assets
Investments at value, including securities on loan of $1,432,466,159:
Unaffiliated investments (cost $20,262,186,578)	$20,243,188,364
Affiliated investments (cost $1,849,467,591)	1,850,348,744
Cash	1,631,267
Foreign currency, at value (cost $4,006,773)	4,016,630
Dividends and interest receivable	301,512,829
Receivable for investments sold	24,915,340
Receivable for Fund shares sold	24,353,623
Unrealized appreciation on OTC swap agreements	1,424,043
Unrealized appreciation on OTC forward foreign currency exchange contracts	400,182
Unrealized appreciation on unfunded loan commitments	155,104
Prepaid expenses and other assets	199,951

Total Assets	22,452,146,077

Liabilities
Payable to broker for collateral for securities on loan	1,462,782,045
Payable for investments purchased	173,307,213
Payable for Fund shares purchased	43,851,886
Dividends and Distributions payable	12,090,546
Accrued expenses and other liabilities	7,844,453
Management fee payable	6,302,572
Unrealized depreciation on OTC swap agreements	4,795,032
Due to broker—variation margin swaps	1,700,304
Due to broker—variation margin futures	1,424,728
Unrealized depreciation on OTC forward foreign currency exchange contracts	515,516
Distribution fee payable	499,463
Affiliated transfer agent fee payable	112,489
Directors’ fees payable	39,708
Unrealized depreciation on unfunded loan commitments	22,217

Total Liabilities	1,715,288,172

Net Assets	$20,736,857,905

Net assets were comprised of:
Common stock, at par	$42,339,757
Paid-in capital in excess of par	22,652,804,287
Total distributable earnings (loss)	(1,958,286,139)

Net assets, August 31, 2025	$20,736,857,905

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2025

Class A
Net asset value and redemption price per share, ($1,455,526,939 ÷ 297,507,807 shares of common stock issued and outstanding)	$4.89
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$5.05

Class C
Net asset value, offering price and redemption price per share, ($186,208,680 ÷ 38,109,612 shares of common stock issued and outstanding)	$4.89

Class R
Net asset value, offering price and redemption price per share, ($71,777,116 ÷ 14,679,899 shares of common stock issued and outstanding)	$4.89

Class Z
Net asset value, offering price and redemption price per share, ($8,507,665,567 ÷ 1,734,783,376 shares of common stock issued and outstanding)	$4.90

Class R2
Net asset value, offering price and redemption price per share, ($26,221,623 ÷ 5,353,795 shares of common stock issued and outstanding)	$4.90

Class R4
Net asset value, offering price and redemption price per share, ($38,106,741 ÷ 7,782,624 shares of common stock issued and outstanding)	$4.90

Class R6
Net asset value, offering price and redemption price per share, ($10,451,351,239 ÷ 2,135,758,574 shares of common stock issued and outstanding)	$4.89

See Notes to Financial Statements.

PGIM High Yield Fund 39

PGIM High Yield Fund

Statement of Operations

Year Ended August 31, 2025

Net Investment Income (Loss)
Income
Interest income (net of $373,598 foreign withholding tax)	$1,373,330,883
Affiliated dividend income	24,862,335
Unaffiliated dividend income	19,855,248
Income from securities lending, net (including affiliated income of $1,709,005)	1,742,812

Total income	1,419,791,278

Expenses
Management fee	71,372,657
Distribution fee(a)	6,043,706
Shareholder servicing fees(a)	64,016
Transfer agent’s fees and expenses (including affiliated expense of $741,980)(a)	13,073,402
Custodian and accounting fees	1,127,282
Shareholders’ reports	999,282
Professional fees	428,267
Registration fees(a)	414,449
Directors’ fees	261,740
Audit fee	51,392
Miscellaneous	285,253

Total expenses	94,121,446
Less: Fee waiver and/or expense reimbursement(a)	(311,130)
Distribution fee waiver(a)	(167,369)

Net expenses	93,642,947

Net investment income (loss)	1,326,148,331

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $680,939)	(443,377,563)
Affiliated net capital gain distributions received	24,361
Futures transactions	(40,638,907)
Forward currency contract transactions	(5,577,687)
Options written transactions	1,336,028
Swap agreement transactions	8,595,460
Foreign currency transactions	(2,714,223)

(482,352,531)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $264,506)	874,629,172
Futures	14,988,873
Forward currency contracts	2,842,873
Swap agreements	31,933,147
Foreign currencies	(250,365)
Unfunded loan commitments	154,766

924,298,466

Net gain (loss) on investment and foreign currency transactions	441,945,935

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,768,094,266

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	3,579,283	1,895,287	502,107	—	67,029	—	—
Shareholder servicing fees	—	—	—	—	26,811	37,205	—
Transfer agent’s fees and expenses	1,571,157	164,866	108,491	10,663,799	50,166	62,309	452,614
Registration fees	48,935	19,886	8,087	190,869	9,362	8,370	128,940
Fee waiver and/or expense reimbursement	(21,863)	(2,904)	(1,013)	(125,150)	(10,577)	(2,715)	(146,908)
Distribution fee waiver	—	—	(167,369)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund

Statements of Changes in Net Assets

	Year Ended August 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,326,148,331	$1,213,125,316
Net realized gain (loss) on investment and foreign currency transactions	(482,376,892)	(522,588,807)
Affiliated net capital gain distributions received	24,361	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	924,298,466	1,368,424,723

Net increase (decrease) in net assets resulting from operations	1,768,094,266	2,058,961,232

Dividends and Distributions
Distributions from distributable earnings
Class A	(101,151,257)	(99,136,361)
Class C	(12,001,299)	(12,544,300)
Class R	(4,513,898)	(4,280,965)
Class Z	(598,241,017)	(598,289,069)
Class R2	(1,849,293)	(1,690,603)
Class R4	(2,659,393)	(2,519,969)
Class R6	(720,224,807)	(618,260,254)

	(1,440,640,964)	(1,336,721,521)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,262,865,517	6,087,264,509
Net asset value of shares issued in reinvestment of dividends and distributions	1,306,977,524	1,212,438,258
Cost of shares purchased	(6,350,668,310)	(6,805,845,729)

Net increase (decrease) in net assets from Fund share transactions	1,219,174,731	493,857,038

Total increase (decrease)	1,546,628,033	1,216,096,749

Net Assets:
Beginning of year	19,190,229,872	17,974,133,123

End of year	$20,736,857,905	$19,190,229,872

See Notes to Financial Statements.

PGIM High Yield Fund 41

PGIM High Yield Fund

Financial Highlights

Class A Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.81	$4.62	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.30	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.22	(0.06)	(0.83)	0.29
Total from investment operations	0.42	0.52	0.24	(0.56)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.32)	(0.28)	(0.31)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.34)	(0.33)	(0.32)	(0.34)	(0.33)
Net asset value, end of year	$4.89	$4.81	$4.62	$4.70	$5.60
Total Return(b):	9.07%	11.75%	5.34%	(10.37)%	10.83%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,455,527	$1,439,105	$1,389,896	$1,482,194	$1,845,347
Average net assets (000)	$1,431,713	$1,390,022	$1,406,761	$1,692,604	$1,758,634
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74%	0.74%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income (loss)	6.48%	6.44%	6.52%	5.14%	5.01%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class C Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.81	$4.62	$4.69	$5.59	$5.35
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.27	0.27	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.22	(0.05)	(0.83)	0.29
Total from investment operations	0.38	0.49	0.22	(0.60)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.29)	(0.24)	(0.27)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.30)	(0.30)	(0.29)	(0.30)	(0.29)
Net asset value, end of year	$4.89	$4.81	$4.62	$4.69	$5.59
Total Return(b):	8.50%	10.72%	4.81%	(11.04)%	10.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$186,209	$194,627	$203,122	$228,267	$285,550
Average net assets (000)	$189,529	$195,748	$213,856	$265,453	$276,522
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.47%	1.46%
Expenses before waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.47%	1.46%
Net investment income (loss)	5.74%	5.71%	5.80%	4.41%	4.29%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 43

PGIM High Yield Fund

Financial Highlights (continued)

Class R Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.81	$4.62	$4.69	$5.59	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.29	0.29	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.22	(0.06)	(0.82)	0.28
Total from investment operations	0.40	0.51	0.23	(0.57)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.30)	(0.27)	(0.29)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.32)	(0.32)	(0.30)	(0.33)	(0.31)
Net asset value, end of year	$4.89	$4.81	$4.62	$4.69	$5.59
Total Return(b):	8.73%	11.41%	5.25%	(10.67)%	10.31%

Ratios/Supplemental Data:
Net assets, end of year (000)	$71,777	$65,101	$62,119	$65,159	$80,110
Average net assets (000)	$66,948	$62,804	$61,679	$74,379	$75,371
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05%	1.05%	1.06%	1.06%	1.04%
Expenses before waivers and/or expense reimbursement	1.30%	1.30%	1.31%	1.31%	1.29%
Net investment income (loss)	6.16%	6.13%	6.21%	4.83%	4.71%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.82	$4.63	$4.71	$5.61	$5.37
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.31	0.31	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.22	(0.06)	(0.82)	0.29
Total from investment operations	0.43	0.53	0.25	(0.54)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.34)	(0.33)	(0.30)	(0.32)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.35)	(0.34)	(0.33)	(0.36)	(0.34)
Net asset value, end of year	$4.90	$4.82	$4.63	$4.71	$5.61
Total Return(b):	9.32%	12.00%	5.60%	(10.12)%	11.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,507,666	$8,004,472	$8,520,420	$9,297,381	$12,845,347
Average net assets (000)	$8,194,763	$8,146,187	$8,663,429	$11,828,293	$11,069,596
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	0.51%	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	0.51%	0.51%	0.51%	0.51%	0.50%
Net investment income (loss)	6.71%	6.66%	6.76%	5.37%	5.22%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 45

PGIM High Yield Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.82	$4.63	$4.70	$5.60	$5.37
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.29	0.29	0.26	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.23	(0.05)	(0.83)	0.29
Total from investment operations	0.41	0.52	0.24	(0.57)	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.31)	(0.27)	(0.30)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.33)	(0.33)	(0.31)	(0.33)	(0.32)
Net asset value, end of year	$4.90	$4.82	$4.63	$4.70	$5.60
Total Return(b):	8.88%	11.56%	5.40%	(10.51)%	10.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26,222	$27,071	$23,440	$38,316	$44,289
Average net assets (000)	$26,812	$24,360	$33,366	$43,115	$34,097
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.95%	0.94%	0.92%	0.92%	0.91%
Net investment income (loss)	6.31%	6.27%	6.35%	4.99%	4.77%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.82	$4.63	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.30	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10	0.23	(0.05)	(0.82)	0.29
Total from investment operations	0.42	0.53	0.25	(0.55)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.32)	(0.29)	(0.31)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.34)	(0.34)	(0.32)	(0.35)	(0.33)
Net asset value, end of year	$4.90	$4.82	$4.63	$4.70	$5.60
Total Return(b):	9.38%	11.61%	5.66%	(10.28)%	10.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,107	$38,025	$32,930	$33,423	$31,793
Average net assets (000)	$37,205	$34,955	$32,736	$34,464	$24,783
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	0.67%	0.67%	0.67%	0.69%	0.67%
Net investment income (loss)	6.56%	6.52%	6.61%	5.27%	5.05%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 47

PGIM High Yield Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.81	$4.62	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.32	0.32	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.22	(0.06)	(0.83)	0.29
Total from investment operations	0.44	0.54	0.26	(0.54)	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.35)	(0.34)	(0.30)	(0.33)
Distributions from net realized gains	-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.36)	(0.35)	(0.34)	(0.36)	(0.35)
Net asset value, end of year	$4.89	$4.81	$4.62	$4.70	$5.60
Total Return(b):	9.46%	12.16%	5.73%	(10.03)%	11.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,451,351	$9,421,829	$7,742,206	$7,494,727	$8,711,897
Average net assets (000)	$9,730,934	$8,261,633	$7,742,669	$8,544,222	$8,959,961
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss)	6.83%	6.80%	6.89%	5.52%	5.39%
Portfolio turnover rate(d)	49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 0.7%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.068%(c)	07/15/30	4,662	$4,661,477

BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.587(c)	10/20/30	1,216	1,216,188

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.608(c)	10/15/32	7,452	7,460,424

OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.508(c)	07/15/31	12,476	12,487,270

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.614(c)	10/26/31	7,767	7,776,956

TOTAL ASSET-BACKED SECURITIES (cost $33,563,173)				33,602,315

CORPORATE BONDS 73.7%

Aerospace & Defense 1.3%
ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,854,499
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	10,000	9,900,454
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	26,567	26,618,009
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	7,464	7,471,464
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	2,995	3,126,031
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	1,303	1,306,258
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	568	556,221
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,126,504
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,853,386

				64,812,826

Airlines 1.3%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,100	2,153,797
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	9,708	9,718,923
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	800	802,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	21,132	21,067,006
Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	12,214,791
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	13,033	13,161,636
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	7,047	7,331,065

				66,449,218

Apparel 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	7,581	7,140,751
William Carter Co. (The),
Gtd. Notes, 144A(a)	5.625	03/15/27	10,326	10,312,754
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	2,465	2,257,901

				19,711,406

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 49

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700%	08/10/26	20,425	$20,016,062
Sr. Unsec’d. Notes	5.800	03/08/29	2,150	2,174,049
Sr. Unsec’d. Notes	6.800	05/12/28	525	544,984
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	2,825	3,029,078
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	16,930	16,538,240
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	13,685	14,243,895
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	8,139,472

				64,685,780

Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	5,541	5,695,982
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27	5,040	5,053,651
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	17,525	17,611,223
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	517,485
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	7,525	7,524,465
Sr. Unsec’d. Notes	5.625	06/15/28	7,375	7,369,185
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	4,450	4,599,547
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	2,660	2,704,600
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,372	32,380,151
Titan International, Inc.,
Sr. Sec’d. Notes(a)	7.000	04/30/28	6,000	6,009,437

				89,465,726

Banks 0.8%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	16,050	16,107,982
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	2,950	3,152,774
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	5,000	5,545,598
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	13,700	14,313,075

				39,119,429

Building Materials 0.9%
Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,490	1,474,346
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.750	07/15/30	2,135	2,203,003
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	6,375	6,362,484
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	8,795	8,652,447
JH North America Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.875	01/31/31	830	838,885
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,703,264

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28	3,135	$3,143,102
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	235	239,960
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	9,500	9,106,330
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,548,571

				45,272,392

Chemicals 1.6%
Celanese US Holdings LLC,
Gtd. Notes	6.665	07/15/27	2,040	2,099,836
Gtd. Notes	6.850	11/15/28	4,550	4,745,522
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^	10.000	05/07/29	3,268	3,104,986
Hercules LLC,
Jr. Sub. Notes	6.500	06/30/29	2,005	1,990,970
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	9,311	8,919,248
Sr. Sec’d. Notes, 144A	7.125	10/01/27	22,064	22,468,651
Sr. Sec’d. Notes, 144A	9.750	11/15/28	15,990	16,768,766
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,650	3,562,828
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A(a)	3.125	03/15/27	18,392	17,845,022
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	1,475	1,087,891

				82,593,720

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	6,600	5,410,680

Commercial Services 3.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	4,078	4,061,471
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.875	06/15/30	6,590	6,789,761
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	11,216	10,936,946
Sr. Sec’d. Notes, 144A	4.625	06/01/28	5,525	5,396,765
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	4,665	4,437,692
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	3,220	3,005,848
Gtd. Notes, 144A	4.625	10/01/27	38,519	37,901,213
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	987,963
Gtd. Notes, 144A(a)	5.750	07/15/27	5,699	5,676,358
Gtd. Notes, 144A(a)	5.750	07/15/27	12,078	12,015,129
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	5,580	5,712,960
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	661	655,369
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	1,700	1,608,517
Sr. Sec’d. Notes, 144A	3.875	07/01/28	11,960	11,541,956

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 51

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
DCLI Bidco LLC,
Second Mortgage, 144A	7.750%	11/15/29	9,025	$9,242,539
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	07/15/27	26,641	26,611,699
Gtd. Notes, 144A(a)	6.625	06/15/29	4,935	5,084,060
Sr. Unsec’d. Notes, 144A(a)	7.000	06/15/30	9,625	10,016,877
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	2,485	2,305,181
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	3,100	3,213,242
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	7,043	7,032,259
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A(a)	5.500	04/15/29	8,450	8,246,222
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,075	1,069,026
Sec’d. Notes(a)	3.875	11/15/27	1,858	1,827,749
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	6,000	6,495,695
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	775	826,866
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,300	1,334,530
Sr. Sec’d. Notes, 144A	6.625	04/15/30	2,000	2,066,575

				196,100,468

Computers 0.7%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	4,940	5,201,868
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	11,935,340
NCR Voyix Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	18,655	18,389,306
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,558,760

				37,085,274

Distribution/Wholesale 0.0%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	1,615	1,637,401

Diversified Financial Services 5.9%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	3,075	3,170,786
Gtd. Notes, 144A	7.750	04/15/30	4,365	4,582,377
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	1,110	1,146,483
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,035	9,474,638
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	16,155	16,581,330
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	5,075	5,085,023
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	9,175	9,738,529
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	2,040	2,069,376
Gtd. Notes, 144A	6.875	02/15/31	2,230	2,229,777
Gtd. Notes, 144A	9.250	12/01/28	5,834	6,130,076
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	5,155	5,311,815
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	5,865	6,073,208

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625%	10/15/31	4,200	$4,215,722
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	2,212	1,946,615
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,448,615
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,500	2,527,974
Gtd. Notes, 144A	5.500	08/15/28	20,195	20,169,911
Gtd. Notes, 144A	6.000	01/15/27	8,175	8,182,928
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,244,827
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	12,240	12,020,603
Sr. Unsec’d. Notes(a)	5.000	03/15/27	14,848	14,742,618
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,427,410
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	4,195	4,107,297
Gtd. Notes	3.875	09/15/28	11,633	11,150,996
Gtd. Notes(a)	4.000	09/15/30	4,075	3,768,161
Gtd. Notes	5.375	11/15/29	7,250	7,181,264
Gtd. Notes	6.125	05/15/30	3,835	3,897,416
Gtd. Notes	6.625	01/15/28	6,036	6,191,619
Gtd. Notes	6.625	05/15/29	3,950	4,066,327
Gtd. Notes	6.750	03/15/32	8,400	8,603,914
Gtd. Notes	7.125	03/15/26	6,222	6,306,578
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	15,600	15,039,209
Gtd. Notes, 144A	7.125	11/15/30	4,675	4,848,477
Gtd. Notes, 144A	7.875	12/15/29	4,617	4,908,151
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	3,925	3,940,592
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	12,050	12,405,884
Gtd. Notes, 144A(a)	8.875	01/31/30	6,568	6,904,773
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	14,575	14,998,512
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	20,819	20,371,797
Gtd. Notes, 144A(a)	3.625	03/01/29	8,350	7,963,907
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A(a)	5.500	04/15/29	1,260	1,241,804
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	897	895,547
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	2,430	2,469,014

				300,781,880

Electric 3.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	18,785	18,612,068
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	247,965
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	19,970	19,948,630
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	9,899	9,927,199
Gtd. Notes, 144A	3.625	02/15/31	1,825	1,683,350
Gtd. Notes, 144A	5.250	06/15/29	24,775	24,691,385
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	12,904	12,761,137
Sr. Sec’d. Notes	5.250	07/01/30	1,475	1,438,296

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 53

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	19,490	$19,061,078
Gtd. Notes, 144A	5.000	07/31/27	58,096	57,968,453
Gtd. Notes, 144A	5.500	09/01/26	7,892	7,896,924
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,796,879

				184,033,364

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.750	06/15/28	3,047	2,994,304
Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	17,004,156
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	2,790	2,875,637
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,670,959

				27,545,056

Electronics 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	5,600	5,361,216

Entertainment 2.5%
Brightstar Lottery PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	4,000	4,035,200
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	34,115	32,548,873
Sr. Sec’d. Notes, 144A	7.000	02/15/30	12,249	12,674,979
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	23,041,143
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	7,075	6,864,265
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,393,041
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	13,503	13,062,581
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	250	232,963
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	16,883	16,875,248
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	9,000	9,500,060
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	4,575	4,570,077

				129,798,430

Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A(a)	4.000	08/01/28	4,975	4,844,705
Gtd. Notes, 144A(a)	4.375	08/15/29	10,471	10,176,137
Gtd. Notes, 144A	4.750	06/15/29	4,500	4,426,110
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	1,365	1,304,063
Gtd. Notes, 144A	4.875	12/01/29	15,866	15,359,083

				36,110,098

Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	15,225	15,140,871

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

B&G Foods, Inc.,
Gtd. Notes	5.250%	09/15/27		21,526	$20,584,570
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		9,605	9,447,317

Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	3,609	4,253,835
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,607	4,649,742

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		4,425	4,244,082
Gtd. Notes, 144A	4.875	05/15/28		4,100	4,074,931

Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29		10,010	9,986,729

					72,382,077

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		4,429	4,419,035
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		3,050	3,193,433

					7,612,468

Healthcare-Products 1.2%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		49,255	47,327,502

Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	04/01/29		14,860	15,276,258

					62,603,760

Healthcare-Services 2.6%

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30		3,700	3,316,763
Sr. Sec’d. Notes, 144A	6.000	01/15/29		2,631	2,538,009

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		3,575	3,261,132
Gtd. Notes, 144A	4.625	06/01/30		36,595	35,229,511

LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,775	3,589,518
Sr. Sec’d. Notes, 144A	8.375	02/15/32		2,170	2,302,320

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		6,187	5,418,685
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		4,139	4,212,662

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29		16,795	17,335,816

Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		12,275	11,954,746
Sr. Sec’d. Notes	4.375	01/15/30		43,175	41,898,003
Sr. Sec’d. Notes(a)	6.750	05/15/31		1,675	1,740,653

					132,797,818

Home Builders 4.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625	08/01/29		20,982	20,200,090
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		4,400	4,158,616
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		3,260	3,276,719

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		20,212	20,168,490
Gtd. Notes(a)	7.250	10/15/29		6,417	6,490,416

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 55

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	5,300	$4,866,566
Gtd. Notes, 144A	6.250	09/15/27	27,089	26,995,272
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	9.750	05/01/29	7,870	8,077,532
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	11,400	11,316,917
KB Home,
Gtd. Notes(a)	4.800	11/15/29	3,785	3,730,561
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	8,350	8,264,826
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,505,050
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	2,555	2,649,214
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,199,087
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	10,625	10,489,870
Sr. Unsec’d. Notes(a)	4.750	04/01/29	4,100	3,995,539
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,587	10,057,773
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,890,965
Gtd. Notes, 144A	5.875	06/15/27	10,841	10,931,134
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,420,186
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,713,405
Gtd. Notes(a)	5.700	06/15/28	2,143	2,178,519

				227,576,747

Home Furnishings 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	1,055	1,068,440
Sr. Unsec’d. Notes	6.500	06/15/33	2,400	2,414,070

				3,482,510

Household Products/Wares 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	14,123	12,678,884

Housewares 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	7,615	7,517,499
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,361,131
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,215,065

				13,093,695

Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	2,585	2,682,288
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,711	10,100,507
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,220	3,387,107
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	7,418	7,601,093
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	4,150	4,046,850

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875%	04/15/29	1,200	$1,194,077

				29,011,922

Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	13,486,914
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	198,462
Gen Digital, Inc.,
Gtd. Notes, 144A(a)	6.750	09/30/27	4,525	4,605,146
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	15,010	14,956,611

				33,247,133

Iron/Steel 1.0%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	10,701	10,725,683
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	4,045	4,208,742
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	6,525	6,596,586
Gtd. Notes, 144A	6.875	11/01/29	4,985	5,059,793
Gtd. Notes, 144A(a)	7.000	03/15/32	1,495	1,489,153
Gtd. Notes, 144A(a)	7.500	09/15/31	1,465	1,485,719
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	5,070	5,072,383
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	9,683	10,101,402
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	4,783	4,865,315

				49,604,776

Leisure Time 3.1%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/15/30	7,776	7,946,100
Sr. Sec’d. Notes, 144A	4.000	08/01/28	13,000	12,747,726
Sr. Unsec’d. Notes, 144A	5.750	08/01/32	6,000	6,099,000
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	20,525	20,677,363
Sr. Sec’d. Notes, 144A	7.000	09/15/30	4,195	4,294,948
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	6,653	6,656,327
Sr. Sec’d. Notes, 144A	5.875	02/15/27	8,816	8,802,423
Sr. Sec’d. Notes, 144A	8.125	01/15/29	3,700	3,878,044
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	9,715	9,872,869
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	5,840	6,004,746
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	8,875	9,462,969
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	8,894	8,963,583
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	10,565	10,753,063
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,665	3,722,614
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	10,410	10,394,697
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	13,325	13,403,617

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 57

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625%	02/15/29	4,000	$3,996,040
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,264,194

				158,940,323

Lodging 2.0%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	1,725	1,714,748
Gtd. Notes, 144A	4.750	06/15/31	2,375	2,286,844
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	4,320	4,402,641
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	13,602	13,554,959
Gtd. Notes(a)	4.750	10/15/28	13,589	13,508,592
Gtd. Notes	5.500	04/15/27	22,250	22,389,805
Gtd. Notes(a)	6.125	09/15/29	4,000	4,086,398
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	6,325	6,238,079
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	10,800	10,808,892
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	17,000	16,936,250
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	7,841	7,785,760

				103,712,968

Machinery-Construction & Mining 0.1%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	2,000	1,967,935
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	2,005	1,957,549

				3,925,484

Machinery-Diversified 0.4%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,926,094
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	9,952	9,885,322

				19,811,416

Media 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,725	1,711,565
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	34,254	34,086,872
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	28,951	28,978,151
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	127,972
Gtd. Notes, 144A	4.125	12/01/30	200	131,616
Gtd. Notes, 144A	5.375	02/01/28	4,950	4,561,423
Gtd. Notes, 144A	5.500	04/15/27	9,571	9,211,625
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	87,776
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	838	675,604
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	950	783,313
Gtd. Notes	7.375	07/01/28	725	656,190
Gtd. Notes	7.750	07/01/26	33,600	32,667,802

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27	10,500	$11,106,027
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	2,600	2,612,953
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	9.250	03/25/30	1,660	1,036,595
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	461,150
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,552,088
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	14,425	14,155,108

				160,603,830

Mining 1.3%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	825	874,765
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	755	773,403
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,555,813
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31	9,399	9,798,457
Sec’d. Notes, 144A	9.375	03/01/29	6,015	6,375,299
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	2,754	2,788,911
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	26,608	26,417,221
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	845	880,566
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	11,380	10,950,362
Gtd. Notes, 144A(a)	6.875	01/30/30	3,055	3,169,970
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A(a)	8.250	05/01/30	1,545	1,620,149

				65,204,916

Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,626,097
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	6,635	6,873,127

				10,499,224

Oil & Gas 4.5%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	6,280	6,562,749
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24(d)	10,985	11
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	9,709	11,726,538
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A	8.500	04/30/30	1,055	1,073,811
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	10,350	10,349,772

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 59

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000%		10/15/26		6,225	$6,215,174
Gtd. Notes, 144A	8.375		07/01/28		8,630	8,958,664
Gtd. Notes, 144A	8.625		11/01/30		3,850	4,007,840
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875		01/15/30		5,300	4,973,978
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	9.250		02/15/28		6,565	6,856,081
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A(a)	8.500		10/01/30		4,965	5,258,431
EQT Corp.,
Sr. Unsec’d. Notes, 144A	7.500		06/01/27		11,784	11,985,721
Expand Energy Corp.,
Gtd. Notes	5.375		03/15/30		4,030	4,074,045
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750		02/01/29		10,303	10,187,252
Sr. Unsec’d. Notes, 144A	6.000		04/15/30		3,175	3,144,366
Sr. Unsec’d. Notes, 144A	6.250		11/01/28		9,249	9,300,127
Sr. Unsec’d. Notes, 144A	8.375		11/01/33		525	548,626
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500		01/15/28		70	70,101
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375		05/15/27		15,906	16,170,220
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	9.955	(c)	09/30/29		438	431,269
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	(c)	09/30/29		1,459	1,437,568
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	(c)	09/30/29		1,751	1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	(c)	09/30/29		1,459	1,437,567
Noble Finance II LLC,
Gtd. Notes, 144A	8.000		04/15/30		5,950	6,166,549
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500		10/01/29		9,550	9,288,712
Gtd. Notes, 144A	5.875		07/15/27		19,798	19,773,846
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000		04/15/27		5,480	5,580,026
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	7.125		01/15/26		2,056	2,055,835
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000		06/30/27	EUR	9,360	11,329,143
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750		08/01/29		2,350	2,373,499
Sunoco LP,
Gtd. Notes, 144A	7.000		05/01/29		4,295	4,465,254
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500		05/15/29		750	731,525
Gtd. Notes(a)	4.500		04/30/30		1,300	1,255,788
Gtd. Notes	5.875		03/15/28		1,490	1,496,077
Gtd. Notes(a)	6.000		04/15/27		6,575	6,580,775
Gtd. Notes, 144A	7.000		09/15/28		10,125	10,459,438
Transocean, Inc.,
Gtd. Notes, 144A	8.250		05/15/29		14,705	14,225,617
Gtd. Notes, 144A	8.500		05/15/31		4,150	3,893,219
Sr. Sec’d. Notes, 144A	8.750		02/15/30		2,850	3,009,286
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375		04/30/30		2,200	2,280,740
Vital Energy, Inc.,
Gtd. Notes	9.750		10/15/30		650	677,196

						232,137,517

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas Services 0.0%
Tidewater, Inc.,
Gtd. Notes, 144A	9.125%	07/15/30		2,200	$2,350,709

Packaging & Containers 2.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		3,436	124,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	4,750	5,409,653
Sr. Sec’d. Notes, 144A	4.125	08/15/26		8,453	8,108,878
Ball Corp.,
Gtd. Notes	6.000	06/15/29		8,855	9,073,701
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		9,415	9,708,507
Sr. Sec’d. Notes, 144A	6.750	04/15/32		3,350	3,440,444
Sr. Sec’d. Notes, 144A	6.875	01/15/30		700	720,293
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		4,155	4,157,718
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		3,550	3,422,537
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		10,900	8,628,256
Sr. Sec’d. Notes, 144A	8.625	10/01/31		2,645	1,950,459
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	1,734,114
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		14,710	13,094,435
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27		15,865	16,070,289
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A(a)	6.125	02/01/28		1,275	1,292,106
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500	05/15/30		5,725	5,720,935
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28		19,970	21,445,794

					114,102,681

Pharmaceuticals 1.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A(x)	10.000	04/15/32		1,965	2,038,294
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		3,257	3,083,631
Gtd. Notes, 144A	5.125	03/01/30		3,680	3,509,320
Gtd. Notes, 144A(a)	6.125	08/01/28		20,850	20,780,302
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28		2,150	1,857,062
Gtd. Notes, 144A(x)	5.000	02/15/29		330	252,229
Gtd. Notes, 144A(x)	5.250	02/15/31		630	425,093
Gtd. Notes, 144A(x)	6.250	02/15/29		25	19,547
Gtd. Notes, 144A(x)	7.000	01/15/28		3,468	3,121,165
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28		1,234	1,109,058
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28		250	261,065
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		12,608	12,077,656
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,525	1,307,833
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29		4,906	5,075,365

					54,917,620

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 61

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750%		03/01/27		3,230	$3,231,821
Gtd. Notes, 144A	5.750		01/15/28		3,624	3,632,911
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000		07/15/29		2,990	3,111,814
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800		05/15/30		8,795	8,572,398
Sr. Unsec’d. Notes, 144A	4.950		07/15/29		2,525	2,483,109
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500		01/15/28		3,765	3,757,458
Gtd. Notes, 144A	6.000		03/01/27		9,092	9,079,937
Sr. Unsec’d. Notes, 144A	7.375		02/15/29		2,670	2,751,391
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000	(ff)	09/30/29(oo)		16,445	16,358,741
Sr. Sec’d. Notes, 144A(a)	7.000		01/15/30		5,445	5,609,254
Sr. Sec’d. Notes, 144A	9.500		02/01/29		24,176	26,614,926
Sr. Sec’d. Notes, 144A(a)	9.875		02/01/32		7,555	8,227,029

						93,430,789

Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500	(cc)	01/15/28		18,423	18,588,798
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A(a)	7.750		09/01/30		550	582,006
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125		02/01/29		3,624	3,469,685
Gtd. Notes, 144A	5.375		08/01/28		38,463	38,435,415
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250		04/15/29		1,775	1,735,474

						62,811,378

Real Estate Investment Trusts (REITs) 3.5%
Arbor Realty SR, Inc.,
Sr. Unsec’d. Notes, 144A	7.875		07/15/30		3,090	3,215,971
Brandywine Operating Partnership LP,
Gtd. Notes	3.950		11/15/27		1,625	1,583,870
Diversified Healthcare Trust,
Sr. Unsec’d. Notes	4.750		02/15/28		1,225	1,157,324
Millrose Properties, Inc.,
Sr. Unsec’d. Notes, 144A	6.375		08/01/30		6,985	7,052,157
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993		10/15/26	EUR	1,400	1,551,872
Gtd. Notes	5.000		10/15/27		9,055	8,584,727
Sr. Sec’d. Notes, 144A	8.500		02/15/32		1,925	2,017,033
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000		02/01/30		4,040	4,167,595
Sr. Sec’d. Notes, 144A	4.875		05/15/29		13,050	12,706,564
Sr. Sec’d. Notes, 144A	5.875		10/01/28		6,187	6,179,243
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750		10/15/27		12,902	12,858,356
Gtd. Notes, 144A(a)	6.500		04/01/32		3,745	3,847,663
Gtd. Notes, 144A	7.250		07/15/28		425	437,774
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000		04/01/29		1,703	1,744,164
Sr. Unsec’d. Notes, 144A	8.000		07/15/30		2,060	2,103,490
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125		02/01/29		2,612	2,454,902

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp., (cont’d.)
Sr. Unsec’d. Notes	3.875%	02/15/27		33,534	$32,973,058
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		16,420	16,218,792
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		775	787,716
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		2,350	2,438,151
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		2,555	2,646,897
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		5,300	5,563,144
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		1,950	1,857,024
Sr. Sec’d. Notes, 144A	10.500	02/15/28		32,776	34,486,505
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		10,120	10,095,892

					178,729,884

Retail 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		11,635	10,834,978
Sec’d. Notes, 144A	4.375	01/15/28		7,025	6,906,488
Sr. Sec’d. Notes, 144A	3.875	01/15/28		9,082	8,840,759
Sr. Sec’d. Notes, 144A	6.125	06/15/29		4,210	4,311,124
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		9,750	8,234,280
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		8,500	9,047,268
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	12/01/28		35,914	36,740,318
Sr. Sec’d. Notes, 144A	9.000	06/01/30		22,110	23,096,774
Sr. Sec’d. Notes, 144A	9.000	06/01/31		2,985	3,387,619
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	3,097,549
Sr. Sec’d. Notes, 144A	12.000	11/30/28		3,300	3,635,511
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		11,339	10,670,728
Sr. Sec’d. Notes, 144A	4.625	01/15/29		3,785	3,617,542
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		20,950	19,621,381
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		11,830	10,868,593
Sr. Sec’d. Notes, 144A	9.500	06/15/31		1,935	2,027,646
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		7,638	7,501,252
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		9,550	9,147,743
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		6,810	7,072,460
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		4,008	4,003,330
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28		3,850	3,849,571

					196,512,914

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 63

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375%	04/15/28	3,725	$3,633,864
Sr. Sec’d. Notes, 144A	4.750	04/15/29	1,900	1,875,019

				5,508,883

Software 1.3%
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	16,492	16,271,172
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	1,250	1,237,557
Gtd. Notes, 144A(a)	9.250	06/01/30	16,665	16,721,977
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28	6,126	5,973,916
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	24,250	24,256,085

				64,460,707

Telecommunications 3.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	2,425	1,923,025
Sr. Sec’d. Notes, 144A	9.625	07/15/27	2,150	1,994,125
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	17,596	18,315,677
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	553	55
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	364	—
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29	2,800	3,014,168
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,775	1,791,282
Sec’d. Notes, 144A	6.000	01/15/30	8,608	8,700,109
Sec’d. Notes, 144A	6.750	05/01/29	6,925	6,992,652
Sr. Sec’d. Notes, 144A	5.000	05/01/28	25,737	25,678,979
Sr. Sec’d. Notes, 144A	5.875	10/15/27	41,016	41,021,489
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	710	595,796
Sec’d. Notes, 144A	4.500	04/01/30	2,000	1,795,204
Sec’d. Notes, 144A	4.875	06/15/29	15,855	14,837,779
Maya SASris France (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	42,994	43,647,509
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	8,530	8,885,277
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	8.625	07/15/29	5,580	5,928,750

				185,121,876

Transportation 0.6%
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	6,345	6,479,648
Star Leasing Co. LLC,
Sec’d. Notes, 144A(a)	7.625	02/15/30	8,600	8,504,926
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	651,634

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO, Inc., (cont’d.)
Gtd. Notes, 144A(a)	7.125%	02/01/32	1,380	$1,448,623
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,156,499

				32,241,330

TOTAL CORPORATE BONDS (cost $3,730,658,371)				3,785,090,603

FLOATING RATE AND OTHER LOANS 11.6%

Airlines 0.1%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	8.041(c)	04/01/31	2,675	2,684,197

Auto Parts & Equipment 1.1%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.816(c)	05/06/30	11,398	11,390,863
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.066(c)	01/28/32	8,375	8,364,531
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.570(c)	03/30/27	20,668	19,617,026
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.070(c)	03/30/28	11,098	9,988,200
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.122(c)	11/17/28	3,721	3,696,005
Term B Loan, 3 Month SOFR + 5.100%	9.350(c)	11/17/28	4,600	4,578,642

				57,635,267

Building Materials 0.2%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	9.566(c)	07/08/30	3,300	3,168,000
Eco Material Technologies, Inc.,
Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	4,038	4,035,476
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.566(c)	02/10/32	2,070	2,068,662

				9,272,138

Chemicals 0.7%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%	8.816(c)	11/15/30	3,785	3,581,223
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.158(c)	06/28/28	5,281	5,101,090
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	12,643	12,200,797
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.318(c)	12/31/25	5,445	5,172,560
Term Loan, 1 Month SOFR + 8.000%	6.318(c)	10/12/28	7,763	5,239,747
Venator Materials LLC,
First Out B Term Loan, 1 Month SOFR + 9.000%^	6.296(c)	07/16/26	5,475	5,200,912

				36,496,329

Commercial Services 1.0%
Allied Universal Holdco LLC,
Amendment 7 Replacement U.S. Dollar Term Loan	— (p)	08/31/32	2,825	2,832,848
Boost Newco Borrower LLC,
Term B-2 Loan, 3 Month SOFR + 2.000%	6.296(c)	01/31/31	12,955	12,954,539
Cimpress PLC (Ireland),
2024-2 Refinancing Tranche B-1, 1 Month SOFR + 2.500%^	6.816(c)	05/17/28	6,915	6,880,164

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 65

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.199%(c)	05/04/28	13,286	$13,312,345
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.058(c)	12/31/30	3,464	3,455,184
Second Out Term Loan, 3 Month SOFR + 4.862%	9.170(c)	12/31/30	4,743	4,351,615
TransUnion Intermediate Holdings, Inc.,
Term B-9 Loan, 1 Month SOFR + 1.750%	6.066(c)	06/24/31	9,602	9,595,237

				53,381,932

Computers 0.9%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	9.046(c)	06/30/32	4,750	4,750,000
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.349(c)	03/01/29	34,928	33,094,094
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.058(c)	04/16/29	6,927	6,951,468
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.750%	6.937(c)	10/16/28	2,103	2,081,838

				46,877,400

Distribution/Wholesale 0.1%
Windsor Holdings III LLC,
2025 Refi Term B Loan, 1 Month SOFR + 2.750%	7.073(c)	08/01/30	4,039	4,030,394

Electric 0.1%
Calpine Corp.,
Facility 2024 Term Loan, 1 Month SOFR + 1.750%	6.066(c)	02/15/32	377	376,316
Term B-10, 1 Month SOFR + 1.750%	6.066(c)	01/31/31	1,370	1,368,326
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.796(c)	07/20/28	1,173	1,155,299

				2,899,941

Environmental Control 0.0%
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.824(c)	03/03/32	1,325	1,323,344

Forest Products & Paper 0.1%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31	4,129	4,108,604

Healthcare-Services 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	8.068(c)	05/16/31	1,070	1,060,648

Holding Companies-Diversified 0.3%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.810(c)	12/19/30	17,505	17,494,255

Insurance 1.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.316(c)	11/06/30	20,424	20,380,961
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.566(c)	06/20/32	18,567	18,559,353

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.680%(c)	07/31/27		1,987	$1,985,984
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.566(c)	09/19/30		31,000	30,574,111

					71,500,409

Internet 0.0%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.363(c)	11/30/27		336	335,581
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		603	524,824

					860,405

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A , Floor 0.000%)^	6.250(c)	10/31/29		8,256	11,493,229

Leisure Time 0.3%
ClubCorp Holdings, Inc.,
Term Loan, 2 Month SOFR + 5.000%^	9.328(c)	07/10/32		5,071	5,029,906
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	9,350	10,737,251

					15,767,157

Media 1.9%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	9.318(c)	10/31/27		5,072	4,365,064
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.863(c)	01/18/28		36,257	36,132,202
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	7.930(c)	09/25/29		53,616	43,428,912
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.728(c)	01/31/29		10,725	10,695,206

					94,621,384

Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		1,197	1,208,970
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		17,790	17,967,711

					19,176,681

Oil & Gas 0.1%
Hilcorp Energy I LP,
Term B Loan, 1 Month SOFR + 2.000%	6.366(c)	02/11/30		2,519	2,519,738

Packaging & Containers 0.5%
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.046(c)	09/15/28		27,999	26,725,412

Retail 0.1%
Foundation Building Materials, Inc.,
2025 Incremental Term Loan, 3 Month SOFR + 5.250%	9.546(c)	01/29/31		730	733,650
Term Loan, 1 Month SOFR + 4.000%	8.308(c)	01/29/31		4,600	4,612,323

					5,345,973

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 67

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.6%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.066%(c)	02/15/29	10,567	$10,555,864
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.199(c)	07/30/31	9,891	9,873,607
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.680(c)	07/14/28	10,123	9,385,500

				29,814,971

Telecommunications 1.5%
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.816(c)	12/11/26	7,042	7,026,158
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.492(c)	08/31/32	19,380	19,355,775
Level 3 Financing, Inc.,
Term B-3 Loan, 1 Month SOFR + 4.250%	8.566(c)	03/27/32	8,745	8,780,302
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.780(c)	04/15/29	16,007	15,894,488
Term B-2 Loan, 1 Month SOFR + 2.464%	6.780(c)	04/15/30	3,614	3,586,895
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.930(c)	03/02/29	6,610	6,566,824
Initial Term Loan, 1 Month SOFR + 4.614%	8.974(c)	05/30/30	2,885	2,859,349
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%^	9.166(c)	10/01/31	6,500	6,516,250
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.430(c)	10/24/29	2,347	2,206,392
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	9,161	6,298,010

				79,090,443

TOTAL FLOATING RATE AND OTHER LOANS (cost $601,751,794)				594,180,251

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,880,145
U.S. Treasury Notes	3.750	06/30/27	40,000	40,070,312
U.S. Treasury Notes	3.875	04/30/30	102,425	103,297,213
U.S. Treasury Notes	3.875	06/30/30	211,225	212,990,709
U.S. Treasury Notes	4.000	05/31/30	53,500	54,248,164
U.S. Treasury Notes(k)	4.125	10/31/26	9,165	9,194,357
U.S. Treasury Notes	4.125	01/31/27	6,200	6,231,000
U.S. Treasury Notes(k)	4.125	11/15/27	41,700	42,146,320
U.S. Treasury Notes	4.250	11/30/26	2,580	2,593,807
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,219,250
U.S. Treasury Notes(k)	4.875	05/31/26	4,489	4,517,933

TOTAL U.S. TREASURY OBLIGATIONS (cost $476,908,527)				480,389,210

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 1.1%
PGIM AAA CLO ETF			925,000	47,660,625
PGIM Active High Yield Bond ETF			275,000	9,817,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $57,060,563)(wa)				57,478,125

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS 1.1%

Chemicals 0.2%

Cornerstone Chemical Co.*^	144,561	$1,113,120
TPC Group, Inc.*	319,092	7,598,378
Venator Materials PLC*^(x)	26,944	2,694,400

		11,405,898

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	41,315	1,239,450

Gas Utilities 0.3%

Ferrellgas Partners LP (Class B Stock)*(x)	100,126	12,817,230

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	87,655	1,187,725

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.	45,874	4,439,686
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	6,933	451,803
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	217,638	14,182,816
Heritage Power LLC, Litigation Trust Interests*^(x)	181,423	90,711

		19,165,016

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	2,915	29

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica)*	475,786	7,612,576
Intelsat Emergence SA (Luxembourg)*^	65,330	7
Intelsat Emergence SA (Luxembourg)*	65,330	830,246
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	768,379	1,887,129
Xplore, Inc. (Canada), CVR*^	41,149	4

		10,329,962

TOTAL COMMON STOCKS (cost $73,275,014)		56,145,310

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	1,125	1,125,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	31,025	371,813

TOTAL PREFERRED STOCKS (cost $1,245,951)		1,496,813

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	163,947	33,478

TOTAL LONG-TERM INVESTMENTS (cost $4,974,463,393)		5,008,416,105

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 69

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 5.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)	99,857,036	$99,857,036
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $190,961,760; includes $190,138,302 of cash collateral for securities on loan)(b)(wa)	191,112,687	190,978,908

TOTAL SHORT-TERM INVESTMENTS (cost $290,818,796)		290,835,944

TOTAL INVESTMENTS 103.1% (cost $5,265,282,189)		5,299,252,049
Liabilities in excess of other assets(z) (3.1)%		(160,289,709)

NET ASSETS 100.0%		$5,138,962,340

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $78,731,845 and 1.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $186,288,159; cash collateral of $190,138,302 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
1261229 BC Ltd., Sr. Sec’d. Notes, 144A, 10.000%, 04/15/32	03/25/25	$1,965,000	$2,038,294	0.0%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/27/22-04/28/22	1,609,375	1,857,062	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	06/05/24	158,400	252,229	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	05/17/24	318,150	425,093	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	05/21/24	13,250	19,547	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	01/24/22	3,272,925	3,121,165	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	10/11/24	937,840	1,109,058	0.0
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	10/08/24	229,063	261,065	0.0
Diamond Sports Group LLC*	01/02/25	229,493	1,187,725	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	33,478	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	1,136,250	1,125,000	0.0
Ferrellgas Partners LP (Class B Stock)*	05/06/15-07/26/24	24,582,182	12,817,230	0.3
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	4,444,497	1,239,450	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	451,803	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	4,812,545	14,182,816	0.3
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	90,712	90,711	0.0
Venator Materials PLC*^	12/21/23	43,833,355	2,694,400	0.1

Total		$87,633,037	$42,906,126	0.8%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Unfunded corporate bond commitment outstanding at August 31, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $287,514)^	292	$287,514	$—	$—

Unfunded loan commitments outstanding at August 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $325,889)^	331	$328,038	$2,149	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $543,148)^	551	546,729	3,581	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,800,000)	1,800	1,818,000	18,000	—

		$2,692,767	$23,730	$—

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,699	2 Year U.S. Treasury Notes	Dec. 2025	$354,307,866	$433,495
29	5 Year Euro-Bobl	Dec. 2025	4,007,469	(26)
3,570	5 Year U.S. Treasury Notes	Dec. 2025	390,803,438	1,513,635
22	20 Year U.S. Treasury Bonds	Dec. 2025	2,513,500	11,242
48	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	5,595,000	(25,771)
3	Euro Schatz Index	Dec. 2025	376,117	(3)

				1,932,572

Short Positions:
20	10 Year Euro-Bund	Dec. 2025	3,007,345	646
389	10 Year U.S. Treasury Notes	Dec. 2025	43,762,500	(171,618)

				(170,972)

				$1,761,600

Forward foreign currency exchange contracts outstanding at August 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	CITI	GBP	2,368	$3,203,814	$3,200,815	$—	$(2,999)
Expiring 09/02/25	MSI	GBP	10,527	14,220,516	14,228,570	8,054	—
Euro,
Expiring 09/02/25	BNY	EUR	25,430	29,773,461	29,758,463	—	(14,998)

				$47,197,791	$47,187,848	8,054	(17,997)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	TD	GBP	12,895	$17,339,352	$17,429,385	$—	$(90,033)
Expiring 10/02/25	MSI	GBP	10,527	14,224,358	14,232,185	—	(7,827)
Euro,
Expiring 09/02/25	BNY	EUR	25,430	29,872,002	29,758,463	113,539	—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 71

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/25	BNY	EUR	25,430	$29,831,061	$29,813,785	$17,276	$—
Expiring 10/02/25	GSI	EUR	5,911	6,932,119	6,930,030	2,089	—

				$98,198,892	$98,163,848	132,904	(97,860)

						$140,958	$(115,857)

Credit default swap agreement outstanding at August 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2025(4)	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):

CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	332,720	3.213%	$19,268,258	$27,340,773	$8,072,515

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	09/22/25	85,750	$2,047,008	$—	$2,047,008
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/20/25	(4,440)	(189,029)	—	(189,029)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/22/25	(10,620)	(311,495)	—	(311,495)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	12/22/25	(7,430)	69,350	—	69,350

					$1,615,834	$—	$1,615,834

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$2,116,358	$(500,524)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$24,331,949
JPS	—	6,553,847

Total	$—	$30,885,796

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$33,602,315	$—
Corporate Bonds	—	3,777,385,390	7,705,213
Floating Rate and Other Loans	—	529,793,883	64,386,368
U.S. Treasury Obligations	—	480,389,210	—
Affiliated Exchange-Traded Funds	57,478,125	—	—
Common Stocks	4,439,686	46,567,903	5,137,721
Preferred Stocks	—	—	1,496,813
Warrants	—	33,478	—
Short-Term Investments
Affiliated Mutual Funds	290,835,944	—	—

Total	$352,753,755	$4,867,772,179	$78,726,115

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	18,000	5,730
Futures Contracts	1,959,018	—	—
OTC Forward Foreign Currency Exchange Contracts	—	140,958	—
Centrally Cleared Credit Default Swap Agreement	—	8,072,515	—
OTC Total Return Swap Agreements	—	2,116,358	—

Total	$1,959,018	$10,347,831	$5,730

Liabilities
Futures Contracts	$(197,418)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(115,857)	—
OTC Total Return Swap Agreements	—	(500,524)	—

Total	$(197,418)	$(616,381)	$—

See Notes to Financial Statements.

PGIM High Yield Fund 73

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks
Balance as of 08/31/24	$2,689,004	$32,947,658	$60,982,284
Realized gain (loss)	(151,859)	(29,434)	—
Change in unrealized appreciation (depreciation)	392,033	1,218,642	(15,109,094)
Purchase/Exchange/Issuances	7,407,171	47,904,986	3,588
Sales/Paydowns	(2,676,883)	(3,662,673)	—
Accrued discount/premium	45,737	358,739	—
Transfer into Level 3*	11	—	7
Transfer out of Level 3*	(1)	(14,351,550)	(40,739,064)

Balance as of 08/31/25	$7,705,213	$64,386,368	$5,137,721

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$386,673	$1,266,126	$(15,109,094)

	Preferred Stocks	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 08/31/24	$1,666,233	$—	$—
Realized gain (loss)	24,439	—	—
Change in unrealized appreciation (depreciation)	26,079	—	5,730
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	(219,938)	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 08/31/25	$1,496,813	$—	$5,730

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$26,079	$—	$5,730

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$3,104,986	Market	Enterprise Value	Liquidity Discount	5.00%
Corporate Bonds	11	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	4,600,216	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	10,737,251	Market	Comparable Bond	Yield Curve Spread Discount	50 bps
Floating Rate and Other Loans	11,493,229	Market	Enterprise Value	EBITDA Multiple	9.5x
Common Stocks	1,113,120	Market	Enterprise Value	EBITDA Multiple	10x
Common Stocks	90,711	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	11	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	371,813	Market	Enterprise Value	Recovery Rate	12.03%
Preferred Stocks	1,125,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitments	—	Market	Transaction Based	Unadjusted Price	NA

	$32,636,348

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2025, the aggregate value of these securities and/or derivatives was $46,095,497. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

U.S. Treasury Obligations	9.3%
Diversified Financial Services	5.9
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	5.6
Telecommunications	5.1
Media	5.0
Commercial Services	4.8
Oil & Gas	4.6
Home Builders	4.4
Retail	3.9
Electric	3.7
Real Estate Investment Trusts (REITs)	3.5
Leisure Time	3.4
Auto Parts & Equipment	2.8
Packaging & Containers	2.7
Healthcare-Services	2.6
Chemicals	2.5
Entertainment	2.5
Lodging	2.0
Insurance	2.0
Software	1.9
Pipelines	1.8
Computers	1.6
Foods	1.4
Airlines	1.4
Mining	1.3
Aerospace & Defense	1.3
Auto Manufacturers	1.3
Real Estate	1.2
Healthcare-Products	1.2
Affiliated Exchange-Traded Funds	1.1
Pharmaceuticals	1.1
Building Materials	1.1
Iron/Steel	1.0
Banks	0.8
Environmental Control	0.7

Collateralized Loan Obligations	0.7%
Internet	0.6
Transportation	0.6
Electrical Components & Equipment	0.5
Machinery-Diversified	0.4
Apparel	0.4
Metal Fabricate/Hardware	0.4
Oil, Gas & Consumable Fuels	0.4
Holding Companies-Diversified	0.3
Housewares	0.3
Gas Utilities	0.3
Household Products/Wares	0.2
Investment Companies	0.2
Wireless Telecommunication Services	0.2
Miscellaneous Manufacturing	0.2
Gas	0.2
Distribution/Wholesale	0.1
Semiconductors	0.1
Coal	0.1
Electronics	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Home Furnishings	0.1
Oil & Gas Services	0.0	*
Electric Utilities	0.0	*
Interactive Media & Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*

	103.1
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$8,072,515	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	140,958		Unrealized depreciation on OTC forward foreign currency exchange contracts	115,857

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 75

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,959,018	*	Due from/to broker-variation margin futures	$197,418	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,116,358		Unrealized depreciation on OTC swap agreements	500,524

		$12,288,849			$813,799

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$258,997	$—	$—	$4,197,557
Foreign exchange contracts	—	—	(236,907)	—
Interest rate contracts	—	(3,354,547)	—	5,555,183

Total	$258,997	$(3,354,547)	$(236,907)	$9,752,740

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$5,850,578
Foreign exchange contracts	—	1,491,436	—
Interest rate contracts	2,703,467	—	(1,984,458)

Total	$2,703,467	$1,491,436	$3,866,120

For the year ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 4,344,000
Futures Contracts - Long Positions (1)	902,090,462
Futures Contracts - Short Positions (1)	45,289,930
Forward Foreign Currency Exchange Contracts - Purchased (2)	61,105,543
Forward Foreign Currency Exchange Contracts - Sold (2)	119,100,893
Credit Default Swap Agreements - Sell Protection (1)	233,011,000
Total Return Swap Agreements (1)	118,432,200

*	Average volume is based on average quarter end balances for the year ended August 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (continued)

as of August 31, 2025

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$186,288,159	$(186,288,159)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$130,815	$(14,998)	$115,817	$(91,280)	$24,537
CITI	—	(2,999)	(2,999)	—	(2,999)
GSI	2,089	—	2,089	—	2,089
MSI	2,124,412	(508,351)	1,616,061	(1,616,061)	—
TD	—	(90,033)	(90,033)	—	(90,033)

	$2,257,316	$(616,381)	$1,640,935	$(1,707,341)	$(66,406)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 77

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities

as of August 31, 2025

Assets
Investments at value, including securities on loan of $186,288,159:
Unaffiliated investments (cost $4,917,402,830)	$4,950,937,980
Affiliated investments (cost $347,879,359)	348,314,069
Cash	648,803
Foreign currency, at value (cost $970,267)	972,153
Dividends and interest receivable	69,279,360
Receivable for investments sold	6,263,557
Receivable for Fund shares sold	4,433,719
Unrealized appreciation on OTC swap agreements	2,116,358
Unrealized appreciation on OTC forward foreign currency exchange contracts	140,958
Unrealized appreciation on unfunded loan commitments	23,730
Due from broker—variation margin futures	9,104
Prepaid expenses and other assets	10,743

Total Assets	5,383,150,534

Liabilities
Payable to broker for collateral for securities on loan	190,138,302
Payable for investments purchased	35,351,499
Payable for Fund shares purchased	10,919,011
Management fee payable	2,775,028
Dividends and Distributions payable	1,997,165
Accrued expenses and other liabilities	1,667,803
Unrealized depreciation on OTC swap agreements	500,524
Due to broker—variation margin swaps	493,658
Distribution fee payable	206,202
Unrealized depreciation on OTC forward foreign currency exchange contracts	115,857
Affiliated transfer agent fee payable	13,098
Directors’ fees payable	10,047

Total Liabilities	244,188,194

Net Assets	$5,138,962,340

Net assets were comprised of:
Common stock, at par	$6,022,027
Paid-in capital in excess of par	5,573,933,676
Total distributable earnings (loss)	(440,993,363)

Net assets, August 31, 2025	$5,138,962,340

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities (continued)

as of August 31, 2025

Class A
Net asset value and redemption price per share, ($421,146,939 ÷ 49,363,796 shares of common stock issued and outstanding)	$8.53
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$8.73

Class C
Net asset value, offering price and redemption price per share, ($138,655,504 ÷ 16,253,505 shares of common stock issued and outstanding)	$8.53

Class Z
Net asset value, offering price and redemption price per share, ($4,034,617,653 ÷ 472,811,519 shares of common stock issued and outstanding)	$8.53

Class R6
Net asset value, offering price and redemption price per share, ($544,542,244 ÷ 63,773,893 shares of common stock issued and outstanding)	$8.54

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 79

PGIM Short Duration High Yield Income Fund

Statement of Operations

Year Ended August 31, 2025

Net Investment Income (Loss)
Income
Interest income (net of $3,222 foreign withholding tax)	$331,842,917
Affiliated dividend income	9,198,567
Unaffiliated dividend income	2,719,350
Income from securities lending, net (including affiliated income of $290,607)	298,602

Total income	344,059,436

Expenses
Management fee	33,851,114
Distribution fee(a)	2,509,937
Transfer agent’s fees and expenses (including affiliated expense of $83,672)(a)	4,621,210
Custodian and accounting fees	433,859
Shareholders’ reports	222,842
Registration fees(a)	175,690
Professional fees	147,664
Directors’ fees	72,107
Audit fee	48,359
Miscellaneous	105,766

Total expenses	42,188,548
Less: Fee waiver and/or expense reimbursement(a)	(2,796,666)

Net expenses	39,391,882

Net investment income (loss)	304,667,554

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $211,631)	(3,858,600)
Affiliated net capital gain distributions received	23,884
Futures transactions	(3,354,547)
Forward currency contract transactions	(236,907)
Options written transactions	258,997
Swap agreement transactions	9,752,740
Foreign currency transactions	(2,221,631)

363,936

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $141,705)	54,072,875
Futures	2,703,467
Forward currency contracts	1,491,436
Swap agreements	3,866,120
Foreign currencies	26,426
Unfunded loan commitment	29,134

62,189,458

Net gain (loss) on investment and foreign currency transactions	62,553,394

Net Increase (Decrease) In Net Assets Resulting From Operations	$367,220,948

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,037,894	1,472,043	—	—
Transfer agent’s fees and expenses	324,019	117,945	4,144,331	34,915
Registration fees	29,992	22,188	92,161	31,349
Fee waiver and/or expense reimbursement	(164,590)	(72,972)	(2,470,701)	(88,403)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statements of Changes in Net Assets

	Year Ended August 31,
	2025	2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,667,554	$285,739,245
Net realized gain (loss) on investment and foreign currency transactions	340,052	(43,400,375)
Affiliated net capital gain distributions received	23,884	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	62,189,458	229,002,083

Net increase (decrease) in net assets resulting from operations	367,220,948	471,340,953

Dividends and Distributions
Distributions from distributable earnings
Class A	(26,781,105)	(25,507,673)
Class C	(8,405,276)	(9,599,566)
Class Z	(259,318,961)	(250,196,663)
Class R6	(34,284,403)	(34,233,660)

	(328,789,745)	(319,537,562)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,677,927,392	1,713,056,375
Net asset value of shares issued in reinvestment of dividends and distributions	305,324,303	295,646,114
Cost of shares purchased	(1,800,286,531)	(1,904,807,925)

Net increase (decrease) in net assets from Fund share transactions	182,965,164	103,894,564

Total increase (decrease)	221,396,367	255,697,955

Net Assets:
Beginning of year	4,917,565,973	4,661,868,018

End of year	$5,138,962,340	$4,917,565,973

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 81

PGIM Short Duration High Yield Income Fund

Financial Highlights

Class A Shares

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.50	0.48	0.43	0.32	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.33	0.07	(0.79)	0.41
Total from investment operations	0.61	0.81	0.50	(0.47)	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.54)	(0.50)	(0.42)	(0.43)
Net asset value, end of year	$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	7.52%	10.26%	6.33%	(5.32)%	8.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$421,147	$415,669	$382,916	$374,112	$398,715
Average net assets (000)	$415,158	$389,827	$365,519	$387,572	$356,899
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income (loss)	5.96%	5.83%	5.30%	3.73%	3.86%
Portfolio turnover rate(d)	61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class C Shares

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.42	0.37	0.26	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11	0.33	0.07	(0.80)	0.42
Total from investment operations	0.55	0.75	0.44	(0.54)	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.48)	(0.44)	(0.35)	(0.37)
Net asset value, end of year	$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	6.72%	9.44%	5.54%	(5.92)%	7.97%

Ratios/Supplemental Data:
Net assets, end of year (000)	$138,656	$158,601	$177,138	$206,423	$277,887
Average net assets (000)	$147,204	$165,318	$189,264	$249,871	$286,974
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.80%	1.81%	1.80%	1.79%	1.79%
Net investment income (loss)	5.21%	5.08%	4.54%	2.95%	3.14%
Portfolio turnover rate(d)	61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 83

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.52	0.50	0.45	0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.33	0.07	(0.80)	0.42
Total from investment operations	0.64	0.83	0.52	(0.45)	0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.56)	(0.52)	(0.44)	(0.46)
Net asset value, end of year	$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	7.79%	10.53%	6.60%	(5.08)%	9.17%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,034,618	$3,815,741	$3,636,190	$3,338,292	$3,120,921
Average net assets (000)	$3,870,905	$3,684,295	$3,488,961	$3,408,050	$2,529,710
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.81%	0.82%	0.81%	0.81%	0.81%
Net investment income (loss)	6.21%	6.08%	5.56%	3.99%	4.09%
Portfolio turnover rate(d)	61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended August 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.46	$8.20	$8.19	$9.08	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.53	0.51	0.45	0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	0.32	0.08	(0.79)	0.41
Total from investment operations	0.65	0.83	0.53	(0.44)	0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.57)	(0.52)	(0.45)	(0.46)
Net asset value, end of year	$8.54	$8.46	$8.20	$8.19	$9.08
Total Return(b):	7.97%	10.46%	6.78%	(5.03)%	9.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$544,542	$527,555	$465,623	$837,030	$821,859
Average net assets (000)	$507,639	$499,694	$654,572	$913,657	$622,618
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72%	0.72%	0.72%	0.71%	0.72%
Net investment income (loss)	6.26%	6.13%	5.55%	4.05%	4.14%
Portfolio turnover rate(d)	61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 85

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM High Yield Fund (“High Yield”)	Maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.
PGIM Short Duration High Yield Income Fund (“Short Duration High Yield Income”)	Provide a high level of current income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

Notes to Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, each Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When each Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These

Notes to Financial Statements (continued)

spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below

Notes to Financial Statements (continued)

sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on next $500 million of average daily net assets; 0.45% of next $750 million of average daily net assets; 0.425% on next $500 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.375% on next $500 million of average daily net assets; 0.35% on average daily net assets over $3 billion.	0.36%

Short Duration High Yield Income	0.700% of average daily net assets up to and including $2 billion; 0.675% on next $3 billion of average daily net assets; 0.655% on average daily net assets over $5 billion.	0.69

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

High Yield - Class A	—%

High Yield - Class C	—

Fund	Class Expense Limitation

High Yield - Class R	—%

High Yield - Class Z	—

High Yield - Class R2	0.91

High Yield - Class R4	0.66

High Yield - Class R6	—

Short Duration High Yield Income - Class A	1.00

Short Duration High Yield Income - Class C	1.75

Short Duration High Yield Income - Class Z	0.75

Short Duration High Yield Income - Class R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The High Yield Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

High Yield - Class A	0.25%	0.25%	N/A	%

High Yield - Class C	1.00	1.00	N/A

High Yield - Class R	0.75	0.50	N/A

High Yield - Class Z	N/A	N/A	N/A

High Yield - Class R2	0.25	0.25	0.10

High Yield - Class R4	N/A	N/A	0.10

High Yield - Class R6	N/A	N/A	N/A

Short Duration High Yield Income - Class A	0.25	0.25	N/A

Short Duration High Yield Income - Class C	1.00	1.00	N/A

Short Duration High Yield Income - Class Z	N/A	N/A	N/A

Short Duration High Yield Income - Class R6	N/A	N/A	N/A

For the year ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
High Yield - Class A	$1,004,692	$25,614
High Yield - Class C	—	10,569
Short Duration High Yield Income - Class A	269,986	11,563
Short Duration High Yield Income - Class C	—	11,425

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The High Yield Fund also invested in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), which liquidated on September 25, 2024. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended August 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

High Yield	$8,461,119,913	$8,112,814,734
Short Duration High Yield Income	2,361,440,522	2,632,821,172

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the year ended August 31, 2025, is presented as follows:

High Yield

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 12,280,800	$113,996,348	$—	$603,164	$—	$126,880,312	2,462,500	$3,365,161	$24,361

PGIM Active High Yield Bond ETF
—	7,832,464	—	200,036	—	8,032,500	225,000	150,548	—

PGIM Ultra Short Bond ETF
162,996,750	124,585,698	287,755,368	(328,947)	501,867	—	—	5,296,988	—
$175,277,550	$246,414,510	$287,755,368	$474,253	$501,867	$134,912,812		$8,812,697	$24,361

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)
181,302,245	4,827,315,059	4,761,722,237	—	—	246,895,067	246,895,067	15,613,660	—

PGIM Core Short-Term Bond Fund(wa)
218,971,401	—	219,088,412	(242,267)	359,278	—	—	435,978	—

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wa)
$—	$4,468,233,376	$2,999,544,825	$32,520	$(180,206)	$1,468,540,865	1,469,569,564	$1,709,005	(1)	$—
$400,273,646	$9,295,548,435	$7,980,355,474	$(209,747)	$179,072	$1,715,435,932		$17,758,643		$—
$575,551,196	$9,541,962,945	$8,268,110,842	$264,506	$680,939	$1,850,348,744		$26,571,340		$24,361

Short Duration High Yield Income

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 12,280,800	$35,136,671	$—	$243,154	$—	$47,660,625	925,000	$1,952,970		$23,884

PGIM Active High Yield Bond ETF

—	9,685,998	—	131,502	—	9,817,500	275,000	—		—

PGIM Ultra Short Bond ETF
107,005,500	37,269,300	144,250,762	(248,063)	224,025	—	—	3,114,622		—
$119,286,300	$82,091,969	$144,250,762	$126,593	$224,025	$57,478,125		$5,067,592		$23,884

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)

109,245,115	1,541,726,472	1,551,114,551	—	—	99,857,036	99,857,036	4,057,683		—

PGIM Core Short-Term Bond Fund(wa)

36,811,321	—	36,830,992	(2,036)	21,707	—	—	73,292		—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wa)
—	1,333,388,223	1,142,392,362	17,148	(34,101)	190,978,908	191,112,687	290,607	(1)	—
$146,056,436	$2,875,114,695	$2,730,337,905	$15,112	$(12,394)	$290,835,944		$4,421,582		$—
$265,342,736	$2,957,206,664	$2,874,588,667	$141,705	$211,631	$348,314,069		$9,489,174		$23,884

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
High Yield	$1,440,640,964	$—	$—	$1,440,640,964
Short Duration High Yield Income	328,789,745	—	—	328,789,745

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
High Yield	$1,336,721,521	$—	$—	$1,336,721,521
Short Duration High Yield Income	319,537,562	—	—	319,537,562

Notes to Financial Statements (continued)

For the year ended August 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
High Yield	$81,405,359	$—
Short Duration High Yield Income	6,197,209	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield	$22,393,587,772	$742,403,061	$(1,009,466,524)	$(267,063,463)
Short Duration High Yield Income	5,408,180,772	135,589,344	(233,019,286)	(97,429,942)

The difference between GAAP basis and tax basis is primarily attributable to deferred losses on wash sales, differences in the treatment of premium amortization for GAAP and tax purposes, mark-to-market of futures contracts, swaps, investments in passive foreign investment companies, securities in default and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
High Yield	$1,751,920,000	$—
Short Duration High Yield Income	345,073,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Short Duration High Yield Income Fund offers Class A, Class C, Class Z and Class R6 shares. The High Yield Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25% for the High Yield Fund and 2.25% for the Short Duration High Yield Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 95,025,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
High Yield - Class A	6,000,000,000
High Yield - Class B	50,000,000
High Yield - Class C	1,000,000,000
High Yield - Class R	500,000,000
High Yield - Class Z	41,000,000,000

Fund	Number of Shares
High Yield - Class T	300,000,000
High Yield - Class R2	300,000,000
High Yield - Class R4	300,000,000
High Yield - Class R6	37,000,000,000
Short Duration High Yield Income - Class A	800,000,000
Short Duration High Yield Income - Class C	700,000,000
Short Duration High Yield Income - Class Z	5,500,000,000
Short Duration High Yield Income - Class T	75,000,000
Short Duration High Yield Income - Class R6	1,500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
High Yield–Class A	11,086	0.1%
High Yield–Class Z	36,091	0.1

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Short Duration High Yield Income Fund.

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
High Yield	—	—%
Short Duration High Yield Income	—	—
Unaffiliated:
High Yield	6	59.1
Short Duration High Yield Income	8	82.0

Transactions in shares of common stock were as follows:

High Yield

Share Class	Shares	Amount

Class A

Year ended August 31, 2025:

Shares sold	46,736,973	$224,788,761

Shares issued in reinvestment of dividends and distributions	18,965,459	91,302,568

Shares purchased	(69,733,538)	(335,153,765)

Net increase (decrease) in shares outstanding before conversion	(4,031,106)	(19,062,436)

Shares issued upon conversion from other share class(es)	6,479,507	31,083,113

Shares purchased upon conversion into other share class(es)	(4,012,185)	(19,272,808)

Net increase (decrease) in shares outstanding	(1,563,784)	$(7,252,131)

Year ended August 31, 2024:

Shares sold	44,645,005	$208,662,413

Shares issued in reinvestment of dividends and distributions	19,161,687	89,686,487

Shares purchased	(67,231,881)	(313,549,435)

Net increase (decrease) in shares outstanding before conversion	(3,425,189)	(15,200,535)

Shares issued upon conversion from other share class(es)	5,960,806	27,812,608

Shares purchased upon conversion into other share class(es)	(4,115,227)	(19,203,412)

Net increase (decrease) in shares outstanding	(1,579,610)	$(6,591,339)

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class C

Year ended August 31, 2025:

Shares sold	6,222,445	$29,904,633

Shares issued in reinvestment of dividends and distributions	2,413,885	11,603,826

Shares purchased	(6,714,058)	(32,261,466)

Net increase (decrease) in shares outstanding before conversion	1,922,272	9,246,993

Shares purchased upon conversion into other share class(es)	(4,311,683)	(20,661,076)

Net increase (decrease) in shares outstanding	(2,389,411)	$(11,414,083)

Year ended August 31, 2024:

Shares sold	6,164,331	$28,738,320

Shares issued in reinvestment of dividends and distributions	2,557,037	11,950,608

Shares purchased	(8,015,214)	(37,312,817)

Net increase (decrease) in shares outstanding before conversion	706,154	3,376,111

Shares purchased upon conversion into other share class(es)	(4,202,176)	(19,585,822)

Net increase (decrease) in shares outstanding	(3,496,022)	$(16,209,711)

Class R

Year ended August 31, 2025:

Shares sold	2,808,953	$13,467,350

Shares issued in reinvestment of dividends and distributions	937,318	4,510,309

Shares purchased	(2,603,383)	(12,529,257)

Net increase (decrease) in shares outstanding	1,142,888	$5,448,402

Year ended August 31, 2024:

Shares sold	2,065,589	$9,624,299

Shares issued in reinvestment of dividends and distributions	914,908	4,279,254

Shares purchased	(2,884,315)	(13,405,803)

Net increase (decrease) in shares outstanding before conversion	96,182	497,750

Shares purchased upon conversion into other share class(es)	(4,021)	(19,001)

Net increase (decrease) in shares outstanding	92,161	$478,749

Class Z

Year ended August 31, 2025:

Shares sold	603,612,711	$2,908,880,768

Shares issued in reinvestment of dividends and distributions	119,361,152	575,943,936

Shares purchased	(647,823,269)	(3,108,756,128)

Net increase (decrease) in shares outstanding before conversion	75,150,594	376,068,576

Shares issued upon conversion from other share class(es)	11,970,311	57,836,646

Shares purchased upon conversion into other share class(es)	(11,773,294)	(56,954,175)

Net increase (decrease) in shares outstanding	75,347,611	$376,951,047

Year ended August 31, 2024:

Shares sold	549,616,868	$2,572,092,739

Shares issued in reinvestment of dividends and distributions	123,201,651	577,883,251

Shares purchased	(839,803,744)	(3,917,256,807)

Net increase (decrease) in shares outstanding before conversion	(166,985,225)	(767,280,817)

Shares issued upon conversion from other share class(es)	5,144,613	24,017,783

Shares purchased upon conversion into other share class(es)	(17,444,121)	(80,040,948)

Net increase (decrease) in shares outstanding	(179,284,733)	$(823,303,982)

Share Class	Shares	Amount

Class R2

Year ended August 31, 2025:

Shares sold	1,735,656	$8,343,312

Shares issued in reinvestment of dividends and distributions	383,308	1,846,554

Shares purchased	(2,384,718)	(11,449,565)

Net increase (decrease) in shares outstanding	(265,754)	$(1,259,699)

Year ended August 31, 2024:

Shares sold	2,553,713	$11,934,208

Shares issued in reinvestment of dividends and distributions	360,401	1,689,436

Shares purchased	(2,359,195)	(11,032,493)

Net increase (decrease) in shares outstanding	554,919	$2,591,151

Class R4

Year ended August 31, 2025:

Shares sold	2,727,840	$13,141,441

Shares issued in reinvestment of dividends and distributions	431,413	2,078,218

Shares purchased	(3,273,157)	(15,728,955)

Net increase (decrease) in shares outstanding	(113,904)	$(509,296)

Year ended August 31, 2024:

Shares sold	2,694,046	$12,594,544

Shares issued in reinvestment of dividends and distributions	408,020	1,911,825

Shares purchased	(2,323,598)	(10,870,225)

Net increase (decrease) in shares outstanding	778,468	$3,636,144

Class R6

Year ended August 31, 2025:

Shares sold	637,270,181	$3,064,339,252

Shares issued in reinvestment of dividends and distributions	128,678,855	619,692,113

Shares purchased	(589,390,955)	(2,834,789,174)

Net increase (decrease) in shares outstanding before conversion	176,558,081	849,242,191

Shares issued upon conversion from other share class(es)	10,492,239	50,690,393

Shares purchased upon conversion into other share class(es)	(8,849,360)	(42,722,093)

Net increase (decrease) in shares outstanding	178,200,960	$857,210,491

Year ended August 31, 2024:

Shares sold	694,076,933	$3,243,617,986

Shares issued in reinvestment of dividends and distributions	112,103,690	525,037,397

Shares purchased	(537,689,463)	(2,502,418,149)

Net increase (decrease) in shares outstanding before conversion	268,491,160	1,266,237,234

Shares issued upon conversion from other share class(es)	15,613,441	71,347,542

Shares purchased upon conversion into other share class(es)	(932,392)	(4,328,750)

Net increase (decrease) in shares outstanding	283,172,209	$1,333,256,026

Short Duration High Yield Income

Share Class	Shares	Amount

Class A

Year ended August 31, 2025:

Shares sold	11,228,814	$94,789,548

Shares issued in reinvestment of dividends and distributions	2,968,676	25,059,994

Shares purchased	(15,975,633)	(134,339,620)

Net increase (decrease) in shares outstanding before conversion	(1,778,143)	(14,490,078)

Shares issued upon conversion from other share class(es)	4,225,848	35,626,745

Shares purchased upon conversion into other share class(es)	(2,235,326)	(18,798,279)

Net increase (decrease) in shares outstanding	212,379	$2,338,388

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended August 31, 2024:

Shares sold	12,738,730	$105,020,636

Shares issued in reinvestment of dividends and distributions	2,896,961	23,912,117

Shares purchased	(15,529,114)	(127,808,883)

Net increase (decrease) in shares outstanding before conversion	106,577	1,123,870

Shares issued upon conversion from other share class(es)	4,534,616	37,471,651

Shares purchased upon conversion into other share class(es)	(2,249,276)	(18,711,226)

Net increase (decrease) in shares outstanding	2,391,917	$19,884,295

Class C

Year ended August 31, 2025:

Shares sold	3,148,873	$26,578,107

Shares issued in reinvestment of dividends and distributions	953,919	8,051,261

Shares purchased	(3,714,225)	(31,291,884)

Net increase (decrease) in shares outstanding before conversion	388,567	3,337,484

Shares purchased upon conversion into other share class(es)	(2,890,568)	(24,366,732)

Net increase (decrease) in shares outstanding	(2,502,001)	$(21,029,248)

Year ended August 31, 2024:

Shares sold	3,775,563	$31,192,438

Shares issued in reinvestment of dividends and distributions	1,100,117	9,074,592

Shares purchased	(4,079,182)	(33,521,552)

Net increase (decrease) in shares outstanding before conversion	796,498	6,745,478

Shares purchased upon conversion into other share class(es)	(3,673,632)	(30,354,885)

Net increase (decrease) in shares outstanding	(2,877,134)	$(23,609,407)

Class Z

Year ended August 31, 2025:

Shares sold	164,210,470	$1,385,096,718

Shares issued in reinvestment of dividends and distributions	28,494,188	240,539,665

Shares purchased	(172,914,467)	(1,452,748,428)

Net increase (decrease) in shares outstanding before conversion	19,790,191	172,887,955

Shares issued upon conversion from other share class(es)	4,984,583	42,001,784

Shares purchased upon conversion into other share class(es)	(3,058,026)	(25,851,196)

Net increase (decrease) in shares outstanding	21,716,748	$189,038,543

Year ended August 31, 2024:

Shares sold	171,602,120	$1,413,876,035

Shares issued in reinvestment of dividends and distributions	28,043,496	231,554,988

Shares purchased	(186,125,921)	(1,531,640,487)

Net increase (decrease) in shares outstanding before conversion	13,519,695	113,790,536

Shares issued upon conversion from other share class(es)	2,825,851	23,454,665

Shares purchased upon conversion into other share class(es)	(9,170,845)	(75,118,088)

Net increase (decrease) in shares outstanding	7,174,701	$62,127,113

Class R6

Year ended August 31, 2025:

Shares sold	20,303,994	$171,463,019

Shares issued in reinvestment of dividends and distributions	3,748,374	31,673,383

Shares purchased	(21,583,306)	(181,906,599)

Net increase (decrease) in shares outstanding before conversion	2,469,062	21,229,803

Shares issued upon conversion from other share class(es)	1,474,213	12,503,157

Shares purchased upon conversion into other share class(es)	(2,497,342)	(21,115,479)

Net increase (decrease) in shares outstanding	1,445,933	$12,617,481

Share Class	Shares	Amount

Year ended August 31, 2024:

Shares sold	19,759,540	$162,967,266

Shares issued in reinvestment of dividends and distributions	3,765,704	31,104,417

Shares purchased	(25,734,103)	(211,837,003)

Net increase (decrease) in shares outstanding before conversion	(2,208,859)	(17,765,320)

Shares issued upon conversion from other share class(es)	7,742,588	63,423,407

Shares purchased upon conversion into other share class(es)	(20,162)	(165,524)

Net increase (decrease) in shares outstanding	5,513,567	$45,492,563

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 will provide a commitment of $1,200,000,000 through September 24, 2026. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended August 31, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	High Yield	Short Duration High Yield Income
Covenant-Lite	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X

Notes to Financial Statements (continued)

Risks	High Yield	Short Duration High Yield Income
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the

Notes to Financial Statements (continued)

Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 15 and Shareholders of PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (constituting Prudential Investment Portfolios, Inc. 15, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agents, brokers and agent banks; when replies were not received from transfer agents, brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

October 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM High Yield Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM High Yield Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee.

[1]	PGIM High Yield Fund is a series of Prudential Investment Portfolios, Inc. 15.

PGIM High Yield Fund

Approval of Advisory Agreements (continued)

With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential

Visit our website at pgim.com/investments

benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and ten-year period, and underperformed over the other periods.
●	The Board also noted that the Fund outperformed its benchmark index in six out of the last ten calendar years, gross of fees.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.91% for Class R2 shares and 0.66% for Class R4 shares through December 31, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM High Yield Fund

Approval of Advisory Agreements

PGIM Short Duration High Yield Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short Duration High Yield Income Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as

[1]	PGIM Short Duration High Yield Income Fund is a series of Prudential Investment Portfolios, Inc. 15.

Visit our website at pgim.com/investments

valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, and PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the

PGIM Short Duration High Yield Income Fund

Approval of Advisory Agreements (continued)

potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three- five-, and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Short Duration High Yield Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the ten-year period and underperformed its benchmark index over the other periods.
●	The Board considered PGIM Investments’ assertion that the Fund’s lower risk profile relative to its peer group makes the benchmark a more meaningful comparative performance source for the Fund.
●

The Board noted that, on a gross basis, the Fund has outperformed its benchmark in nine of the last ten calendar years and across all annualized trailing periods, and has performed above peer median in seven of the last ten calendar years on both a gross and net basis.

●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class A shares, 1.75% for Class C shares, 0.70% for Class R6 shares, and 0.75% for Class Z shares through December 31, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that it, in light of the above, would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory and sub-subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 20, 2025